Filed electronically with the Securities and Exchange
                        Commission on February 26, 1999

                                                            File No. 2-78122
                                                            File No. 811-3495

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.
                                 --------
    Post-Effective Amendment No.    30
                                 --------

                                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         AMENDMENT No.     26
                        -------

                               Scudder Fund, Inc.
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                            -------------
                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston MA 02110
                    ----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

              immediately upon filing pursuant to paragraph (b),
     --------
              on _______________ pursuant to paragraph (b),
     --------
              60 days after filing pursuant to paragraph (a)(1),
     --------
        X     on May 1, 1999  pursuant to paragraph (a)(1)
     --------
              75 days after filing pursuant to paragraph (a)(2)
     --------
              on _______________ pursuant to paragraph (a)(2) of Rule 485.
     --------

                                 Part C - Page 1

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Scudder Cash Investment Trust

Scudder U.S. Treasury Money Fund

Scudder Tax Free Money Fund

Scudder Money Market Series
     Scudder Prime Reserve Money Market Shares
     Scudder Premium Money Market Shares

Prospectus
May 1, 1999

Money market mutual funds seeking to provide monthly income while maintaining liquidity and stability of capital


Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value

No-Load/No Sales Charge

"The place to plan your retirement"

Contents

Money Market Investing
   Investment approach
ABOUT THE FUNDS
Scudder Cash Investment Trust
Scudder U.S. Treasury Money Fund
Scudder Tax Free Money Fund
Scudder Money Market Series
         Scudder Prime Reserve Money Market Shares
         Scudder Premium Money Market Shares
A message from the President
Investment adviser
Distributions
Taxes
Financial highlights
ABOUT YOUR INVESTMENT
Transaction information
Buying and selling shares
Purchases
Exchanges and redemptions
Investment products and services

Money Market Investing

Investment approach

      The funds presented in this prospectus is a money market mutual fund that seeks to provide investors with monthly income while maintaining liquidity and stability of capital. Money market funds are conservative investments. Each invests in a diversified pool of short-term, high quality securities in an effort to maintain a stable net asset value of $1.00 per share. Each fund distributes income, if any, to shareholders monthly, and shareholders can purchase or redeem shares on a daily basis, in a variety of ways. Their yields are most affected by short-term interest rates. These funds may be appropriate for investors who want (i) stability of principal, (ii) some checkwriting privileges, (iii) to invest for less than three years or (iv) to invest the cash portion of their overall portfolio. Unless otherwise indicated, each fund's investment objectives and strategies may be changed without a vote of shareholders.

      While the objectives and policies of these funds may be similar, they have different features, including different initial investment requirements. These funds are presented together so you can understand their important differences and decide which fund and class, if applicable, is most suitable for your investment needs.

      Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund is each designed to be a highly flexible and convenient vehicles for cash investments. The minimum initial investment in these funds is only $2,500 per account. These funds, which can serve as a starting point for building a well-diversified investment portfolio, provide investors with maximum flexibility, through low checkwriting minimums and a low account balance requirement.

      Scudder Tax Free Money Fund is designed for shareholders seeking federally tax-exempt earnings on cash investments. The minimum initial investment in this fund is only $2,500 per account. This fund attempts to provide investors with income at today's tax-free money market rates while maintaining stability of principal.

      Scudder Prime Reserve Money Market Shares is designed more as a savings vehicle, particularly as a complement to bank savings accounts and other bank products. The minimum initial investment in this class is $10,000 per account. By requiring a larger account balance than a typical money fund, this fund strives to reduce the impact of transaction and various fixed costs on overall expenses, leading to an expected higher return for shareholders.

      Scudder Premium Money Market Shares is designed for shareholders who have the resources to maintain higher account balances and, in return, be rewarded with potentially above average money fund income. The minimum initial investment in this class is $25,000 per account. With this minimum, it is anticipated that this class of shares will normally offer a higher yield than the other funds or class presented in this prospectus.

Scudder Cash Investment Trust

Investment objectives

                    The fund seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital to provide current income.

Main investment strategy

                  The fund pursues its goal by investing exclusively in a broad range of high quality, short-term securities that are U.S. dollar-denominated. The fund maintains a dollar-weighted average maturity of 90 days or less.

                  These high quality securities include:
                  o obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities,
                  o     obligations of organizations such as the World Bank,
                  o     certain corporate and bank obligations,
                  o instruments whose credit has been enhanced by banks, insurance companies or other corporate entities,
                  o     asset-backed securities,
                  o     municipal securities and
                  o     securities with variable or floating interest rates.

                  The fund generally invests only in securities with credit ratings in the two highest short-term categories as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality.

                  In selecting securities, the fund conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

                  A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Other investments

                  To a limited extent, the fund may, but is not required to, use other investments and techniques that could affect fund performance.

Risk management strategies

                  The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of industry sectors and issuers.

Main risks

                  As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

                  Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31 [Bar Graphics To Be Inserted]

--------------------------------------------------------------------------------------------------------
Total Return:    __%      __%     __%      __%      __%      __%      __%     __%      __%      __%
--------------------------------------------------------------------------------------------------------
Year:           1998     1997    1996     1995     1994     1993     1992    1991     1990     1989
--------------------------------------------------------------------------------------------------------

For the periods included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was ___%.

To obtain the fund's current 7-day yield please call 1-800-343-2890.

---------------------------------------------------------------------------------------
Average annual total returns
---------------------------------------------------------------------------------------
For periods ended                          [Performance
December 31, 1998                Fund      Index Name]       [Performance Index Name]
---------------------------------------------------------------------------------------
One Year                          __%            __%                      __%
---------------------------------------------------------------------------------------
Five Year                         __%            __%                      __%
---------------------------------------------------------------------------------------
Ten Year                          __%            __%                      __%
---------------------------------------------------------------------------------------

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information
This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distributions
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  %
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  %
--------------------------------------------------------------------------------
Total annual fund operating expenses                            %**
--------------------------------------------------------------------------------
Expense reimbursement                                           %
--------------------------------------------------------------------------------
Net expenses                                                    %**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information:
      Exchanges and Redemptions."

** Until _____________ total fund operating expenses are contractually maintained at _______.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $___
--------------------------------------------------------------------------------
Three Years                                $___
--------------------------------------------------------------------------------
Five Years                                 $___
--------------------------------------------------------------------------------
Ten Years                                  $___
--------------------------------------------------------------------------------

Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Scudder U.S. Treasury Money Fund

Investment objectives

                  The fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income.

Main investment strategies

                  The fund pursues its goal by investing exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of principal and interest) and repurchase agreements backed fully by U.S. Treasury securities. At least 80% of the fund's assets are invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury securities. The interest earned on U.S. Government securities in which the fund invests (not repurchase agreements) is typically exempt from state and local income taxes. (However, not all states allow this tax-exempt character of the fund's income to pass through to shareholders, so that distributions from the fund to the extent derived from interest that is exempt from state and local income taxes, are exempt from such taxes when earned by a shareholder of the fund. Shareholders should consult their own tax advisers.) The fund only invests in U.S. dollar-denominated securities and it maintains a dollar-weighted average maturity of 90 days or less.

                  The fund selects securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements. In addition, the portfolio managers attempt to increase income and manage risk by investing in securities of varying maturities.

Other investments

                  To a limited extent, the fund may, but is not required to, use other investments and techniques that could affect fund performance.

Risk management strategies

                  The fund minimizes credit risk by investing exclusively in short-term securities unconditionally guaranteed by the U.S. Government and repurchase agreements backed fully by U.S. Treasury securities.

Main risks

                  As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities.

                  Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. Total returns for years ended December 31 [Bar Graphics To Be Inserted]

--------------------------------------------------------------------------------------------------------
Total Return:   __%      __%     __%      __%      __%      __%      __%     __%      __%      __%
--------------------------------------------------------------------------------------------------------
Year:           1998     1997    1996     1995     1994     1993     1992    1991     1990     1989
--------------------------------------------------------------------------------------------------------

For the periods included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was ___%. To obtain the fund's current 7-day yield please call 1-800-343-2890.

--------------------------------------------------------------------------------
Average annual total returns
--------------------------------------------------------------------------------
For periods ended                      [Performance
December 31, 1998              Fund     Index Name]     [Performance Index Name]
--------------------------------------------------------------------------------
One Year                        __%           __%                  __%
--------------------------------------------------------------------------------
Five Year                       __%           __%                  __%
--------------------------------------------------------------------------------
Ten Year                        __%           __%                  __%
--------------------------------------------------------------------------------

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distributions
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  %
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  %
--------------------------------------------------------------------------------
Total annual fund operating expenses                            %**
--------------------------------------------------------------------------------
Expense reimbursement                                           %
--------------------------------------------------------------------------------
Net Expenses                                                    %**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information:
      Exchanges and Redemptions."

** Until _____________ total fund operating expenses are contractually maintained at _______.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $___
--------------------------------------------------------------------------------
Three Years                                $___
--------------------------------------------------------------------------------
Five Years                                 $___
--------------------------------------------------------------------------------
Ten Years                                  $___
--------------------------------------------------------------------------------

Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Scudder Tax Free Money Fund

Investment objectives

                  The fund seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities.

Main investment strategies

                  While the fund normally expects to be fully invested in municipal securities, it is a policy of the fund, which may not be changed without a vote of shareholders, to invest at least 80% of its assets in short-term municipal securities. The fund maintains an average dollar-weighted maturity of 90 days or less.

                  The municipal securities in which the fund may invest include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. The fund also may invest more than 25% of its assets in industrial development or other private activity bonds, and, on a temporary basis, up to 20% in cash and cash equivalents and certain short-term taxable securities.

                  The fund generally invests only in securities with credit ratings in the two highest categories as determined by two or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality.

                  In selecting securities, the fund conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

                  A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Other  investments

                  The fund may use other investments and techniques that could affect fund performance.

Risk management strategies

                  The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of municipal securities.

                  As an extreme defensive measure, the fund may invest more than 20% of its assets in cash and cash equivalents and in temporary investments of certain short-term taxable securities.

Main Risks

                  As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

                  To the extent that the fund invests in taxable securities, a portion of its income would be taxable. The fund's other investment strategies entail other risks.

                  Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31     [Bar Graphics To Be Inserted]

--------------------------------------------------------------------------------------------------------
Total Return:   __%      __%     __%      __%      __%      __%      __%     __%      __%      __%
--------------------------------------------------------------------------------------------------------
Year:           1998     1997    1996     1995     1994     1993     1992    1991     1990     1989
--------------------------------------------------------------------------------------------------------

For the periods included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was ___%.

To obtain the fund's current 7-day yield please call 1-800-343-2890.

--------------------------------------------------------------------------------
Average annual total returns
--------------------------------------------------------------------------------
For periods ended                        [Performance       [Performance Index
December 31, 1998              Fund      Index Name]               Name]
--------------------------------------------------------------------------------
One Year                        __%             __%                 __%
--------------------------------------------------------------------------------
Five Year                       __%             __%                 __%
--------------------------------------------------------------------------------
Ten Year                        __%             __%                 __%
--------------------------------------------------------------------------------

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distributions
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  x.xx%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  x.xx%
--------------------------------------------------------------------------------
Total annual fund operating expenses                            x.xx%**
--------------------------------------------------------------------------------
Expense Reimbursement                                           x.xx%
--------------------------------------------------------------------------------
Net Expenses                                                    0.65%**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information:
      Exchanges and Redemptions."

** Until _____________ total fund operating expenses are contractually maintained at _______.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $___
--------------------------------------------------------------------------------
Three Years                                $___
--------------------------------------------------------------------------------
Five Years                                 $___
--------------------------------------------------------------------------------
Ten Years                                  $___
--------------------------------------------------------------------------------

Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Scudder Money Market Series

         Scudder Prime Reserve Money Market Shares

         Scudder Premium Money Market Shares

Investment objectives

                  The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Main investment strategies

                  Scudder Premium Money Market Series and Scudder Prime Reserve Money Market Shares are both classes of Scudder Money Market Series. The fund pursues its goal by investing exclusively in a broad range of short-term money market instruments and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.

                    These money market securities consist of:
                    o obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities,
                    o     taxable and tax-exempt municipal obligations,
                    o     corporate and bank obligations,
                    o     certificates of deposit,
                    o     bankers' acceptances and variable amount
                    o     master demand notes.

                  The fund generally invests only in securities with credit ratings in the two highest categories as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. Generally, the fund may not invest less than 25% of its total assets in bank obligations (including bank obligations subject to repurchase agreements) that meet certain criteria. The fund has the option of investing in U.S. dollar-denominated obligations of foreign banks, provided certain conditions are met and the portfolio managers believe their investment quality is comparable to obligations of U.S. banks in which the fund may invest.

                  In selecting securities, the fund conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

                  A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Other investments

                  The fund may use other investments and techniques that could affect fund performance.

Risk management strategies

                  The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit ratings. The fund also diversifies its assets across a broad range of industry sectors and issuers.

                  Main risks As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

                  To the extent that the fund invests in obligations of foreign banks, these investments may involve greater risks than those affecting U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

                  Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

Scudder Money Market Series

     Scudder Prime Reserve Shares

Past performance

As this class of shares commenced operations on October 15, 1998, no past performance data are available.

To obtain the fund's current 7-day yield please call 1-800-343-2890.

Fee and expense information

This information is designed to help you understand the estimated fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distributions
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  x.xx%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  x.xx%
--------------------------------------------------------------------------------
Total annual fund operating expenses                            x.xx%**
--------------------------------------------------------------------------------
Expense Reimbursement                                           x.xx%
--------------------------------------------------------------------------------
Net Expenses                                                    0.65%**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information:
      Exchanges and Redemptions."

** Until _____________ total fund operating expenses are contractually maintained at _______.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the estimated expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $___
--------------------------------------------------------------------------------
Three Years                                $___
--------------------------------------------------------------------------------

Scudder Money Market Series

     Scudder Premium Money Market Shares

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31      [Bar Graphics To Be Inserted]

---------------------------------------------------------
Total Return:               __%
---------------------------------------------------------
Year:                       1998
---------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was ___%.

To obtain the fund's current 7-day yield please call 1-800-343-2890.

-----------------------------------------------------------------------------------------------
Average annual total returns
-----------------------------------------------------------------------------------------------
For periods ended
December 31, 1998                  Fund    [Performance Index Name]   [Performance Index Name]
-----------------------------------------------------------------------------------------------
One Year                            __%               __%                      __%
-----------------------------------------------------------------------------------------------
Since Inception 7/7/97              __%               __%                      __%
-----------------------------------------------------------------------------------------------

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold Premium shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distributions
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  %
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  %
--------------------------------------------------------------------------------
Total annual fund operating expenses                            %**
--------------------------------------------------------------------------------
Expense reimbursement                                           %
--------------------------------------------------------------------------------
Net Expenses                                                    %**
--------------------------------------------------------------------------------

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information:
      Exchanges and Redemptions."

** Until _____________ total fund operating expenses are contractually maintained at _______.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $___
--------------------------------------------------------------------------------
Three Years                                $___
--------------------------------------------------------------------------------
Five Years                                 $___
--------------------------------------------------------------------------------
Ten Years                                  $___
--------------------------------------------------------------------------------
Actual fund expenses and return vary from year to year, and may be higher or lower than those shown

Financial highlights

The financial highlights table for each fund or class is intended to help you understand financial performance for the periods indicated. Certain information reflects financial results for a single fund or class share. The total return figures represent the rate that an investor would have earned (or lost) on an investment in a fund or class assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with financial statements, is included in each fund's annual report, which is available upon request by calling Scudder Investor Relations at 1-800-225-2470, or, for existing investors, call the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

Scudder Cash Investment Trust

[INSERT TABLE]

Scudder U.S. Treasury Money Fund

[INSERT TABLE]

Scudder Tax Free Money Fund

[INSERT TABLE]

Scudder Prime Reserve Money Market Shares

As this class of shares commenced operations on October 15, 1998 no past performance data are available.

Scudder Premium Money Market Shares

[INSERT TABLE]

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds; IRAs, 401(k)s, Keoghs and other retirement plans are also available.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds is offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no distribution (12b-1) fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

Investment adviser

The funds retain the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser") Two International Place, Boston, MA, to manage each fund's daily investment and business affairs subject to the policies established by each fund's Board. The Adviser actively manages each fund's investment. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

Scudder Cash Investment Trust

The Adviser agreed to maintain the annualized expenses of the fund at no more than 0.85% of the average daily net assets of the fund until _______________. As a result, the Adviser received an investment management fee of 0.32% of the fund's average daily net assets on an annual basis for the fiscal year ended June 30, 1998.

Scudder U.S. Treasury Money Fund

The Adviser agreed to maintain the annualized expenses of the fund at no more than 0.65% of the average daily net assets of the fund until _______________. As a result, the Adviser received an investment management fee of 0.15% of the fund's average daily net assets on an annual basis for the fiscal year ended June 30, 1998.

Scudder Tax Free Money Fund

The Adviser agreed to maintain the annualized expenses of the fund at no more than 0.65% of the average daily net assets of the fund until _______________. As a result, the Adviser received an investment management fee of 0.43% of the fund's average daily net assets on an annual basis for the fiscal year ended December 31, 1998.

Scudder Money Market Series

     Scudder Prime Reserve Money Market Shares

     Scudder Premium Money Market Shares

The Adviser agreed to waive ____% of its management fee from Scudder Money Market Series until ____. As a result, the Adviser received a management fee of 0.20% of the average daily net assets of the fund for the fiscal year end December 31, 1998.

Portfolio management

Each fund is managed by a team of investment professionals who each plays an important role in a fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the funds as indicated:

Scudder Cash Investment Trust

--------------------------------------------------------------------------------
Name and Title            Joined the Fund    Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.  1998               Joined the Adviser in 1973
Lead Manager                                 and began his investment
                                             career at that time. He has been
                                             responsible for the trading and
                                             portfolio management of money
                                             market funds since 1974.
--------------------------------------------------------------------------------
John W. Stuebe            1998               Joined the Adviser in 1979 as
Manager                                      a  and began his investment
                                             career at that time.  He
                                             currently specializes in and
                                             trades for taxable,
                                             non-government money market
                                             funds.
--------------------------------------------------------------------------------

Scudder U.S. Treasury Money Market Fund

--------------------------------------------------------------------------------
Name and Title            Joined the Fund    Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.  1998               Joined the Adviser in 1973
Lead Manager                                 and began his investment
                                             career at that time. He has been
                                             responsible for the trading and
                                             portfolio management of money
                                             market funds since 1974.
--------------------------------------------------------------------------------
Mitchell W. Wilner
Manager
--------------------------------------------------------------------------------

Scudder Tax Free Money Fund

--------------------------------------------------------------------------------
Name and Title            Joined the Fund    Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.  1998               Joined the Adviser in 1973
Lead Manager                                 and began his investment
                                             career at that time. He has been
                                             responsible for the trading and
                                             portfolio management of money
                                             market funds since 1974.
--------------------------------------------------------------------------------
Jerri I. Cohen            1998               Joined the Adviser in 1981 as
Manager                                      an accountant and began her
                                             investment career in 1992.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name and Title            Joined the Fund    Responsibilities and Background
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.  1998               Joined the Adviser in 1973
Lead Manager                                 and began his investment
                                             career at that time. He has been
                                             responsible for the trading and
                                             portfolio management of money
                                             market funds since 1974.
--------------------------------------------------------------------------------
John W. Stuebe            1998               Joined the Adviser in 1979 as
Manager                                      a  and began his investment
                                             career at that time.  He
                                             currently specializes in and
                                             trades for taxable,
                                             non-government money market
                                             funds.
--------------------------------------------------------------------------------

Year 2000 readiness

Like other mutual funds and financial and business organizations worldwide, the fund could be adversely affected if computer systems on which the fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on the fund's business and operations, such as problems with calculating net asset value and difficulties in implementing the fund's purchase and redemption procedures. The Adviser has commenced a review of the Year 2000 issue as it may affect the fund and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by the fund or on global markets or economies generally.

Distributions

The fund's dividends are declared daily and distributed monthly to shareholders. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Dividends ordinarily will vary from one class of Scudder Money Market Series to another.

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of a fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholders' account. Distributions are generally taxable (except for Scudder Tax Free Money Fund), whether received in cash or reinvested. Exchanges among funds are also taxable events.

Taxes

Generally, dividends from net investment income are taxable (except for Scudder Tax Free Money Fund) to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt interest income from Scudder Tax-Free Money Fund are exempt from Federal income tax.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount close to the date of a distribution because you may receive part of your investment back as a taxable distribution. A sale or exchange of shares is a taxable event and may result in a capital gain or loss, which may be long-term or short-term, generally depending on how long you owned the shares.

Each fund sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

Each fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability. Shareholders may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular consequences of an investment in a fund.

About Your Investment

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share for all funds as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading. For Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund, Scudder Fund Accounting Corporation also determines net asset value per share as of noon, eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total fund assets attributable to the applicable fund or class, less all liabilities, attributable to that fund or class, by the total number of shares outstanding of that fund or class. In calculating the net asset value per share, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund use the current market value of the securities. However, for securities with sixty days or less to maturity, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund use the amortized cost value. Scudder Money Market Series and Scudder Tax Free Money Fund use the amortized cost value in calculating the net asset value per share.

Processing time

For Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund, purchases made by wire and received by the Funds' transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Funds' transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Funds' transfer agent between noon and the close of regular trading on the exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

For Scudder Money Market Series, purchases made by wire and received by the Fund's transfer agent before 4:00 p.m. on any business day are executed at 4:00 p.m. on that day and begin earning income the same day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent by the close of regular trading, normally 4:00 p.m. eastern time, are executed at the net asset value calculated at the close on that day. If requested by the shareholder, proceeds can be wired that day, but no dividend will be earned on the redeemed shares that day. All other redemption requests will be processed on the day received and will earn a dividend on the redeemed shares that day; however, the proceeds will be distributed on the next business day.

If you wish to make a purchase of $500,000 or more you should notify the Funds' transfer agent of such a purchase by calling 1-800-225-5163.

Signature guarantees

A signature guarantee is required when you sell more than $100,000 worth of shares. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check). For more information, please call 1-800-225-5163.

Purchase restrictions

Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Tax Free Money Fund and Scudder Fund, Inc., on behalf of Scudder Money Market Series and the classes of shares of Scudder Money Market Series, and Scudder Investor Services, Inc. each reserves the right to reject purchases of shares (including exchanges) for any reason.

Minimum balances - Scudder U.S. Treasury Money Fund, Scudder Cash Investment Trust and Scudder Tax Free Money Fund

Generally, shareholders who maintain a non-fiduciary account balance of less than $2,500 in the fund and have not established an automatic investment plan will be assessed, an annual $10.00 per fund charge; this fee is paid to the fund. The fund reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $1,000 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Minimum balances - Scudder Prime Reserve Money Market Shares

Initial minimum investment in these shares is $10,000. Shareholders should maintain a share balance worth at least $7,500. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $7,500 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Minimum balances - Scudder Premium Money Market Shares

Initial minimum investment in these shares is $25,000. Shareholders should maintain a share balance worth at least $20,000. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $20,000 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Write-a-check

You may redeem shares of Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund by writing checks against your account for at least $100. You may redeem shares of Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares by writing checks against your account for at least $1,000.

Third party transactions

If you buy and sell shares of the fund through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

Buying and selling shares

Please refer to the following charts for information on how to buy and sell fund shares. Additional information, including special investment features, may be found in the Shareholder Services Guide. For information about No-Fee IRAs, Roth IRAs and other retirement options, call Scudder Investor Relations at 1-800-225-2470. For information on establishing 401(k) and 403(b) plans, call Scudder Defined Contribution Services at 1-800-323-6105.

Purchases

To open an account

Minimum initial investments:
Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund: $2,500;
IRAs: $1,000
Scudder Tax-Free Money Fund: $2,500
Scudder Prime Reserve Money Market Shares: $10,000; IRAs $10,000
Scudder Premium Money Market Shares: $25,000; IRAs $25,000

--------------------------------------------------------------------------------
By Mail         Send your completed and signed application and check
                  by regular mail to:              or by express, registered,
                                                   or certified mail to:
                  The Scudder Funds                The Scudder Funds
                  P.O. Box 2291                    66 Brooks Drive
                  Boston, MA                       Braintree, MA  02184
                  02107-2291
--------------------------------------------------------------------------------
By Wire         Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person       Visit one of our Investor Centers to complete your
                application with the help of a Scudder representative. Investor
                Centers are located in Boca Raton, Boston, Chicago, New York and
                San Francisco.
--------------------------------------------------------------------------------

To buy additional shares
Minimum additional investments:
Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund: $100;
IRAs: $50
Scudder Tax-Free Money Fund: $100
Scudder Prime Reserve Money Market Shares: $1,000; IRAs $1,000
Scudder Premium Money Market Shares: $1,000; IRAs $1,000

--------------------------------------------------------------------------------
By Mail           Send a check with a Scudder investment slip, or with a
                  letter of instruction including your account number and the complete fund name, to the appropriate address listed above.
--------------------------------------------------------------------------------
By Wire           Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person         Visit one of our Investor Centers to make an additional
                  investment in your Scudder fund account. Investor Center
                  locations are listed above.
--------------------------------------------------------------------------------
By Telephone      Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
By Automatic      You may arrange to make investments of $50 or more on a
Investment        regular basis through automatic deductions from your bank
Plan              checking account. Please call 1-800-225-5163 for more
                  information and an enrollment form.
--------------------------------------------------------------------------------

Exchanges and redemptions

To exchange shares

Minimum initial investments:

Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund; and Scudder Tax Free Money Fund: $2,500 to establish a new account; $100 to exchange among existing accounts

Scudder Prime Reserve Money Market Shares: $10,000 to establish a new account; $1,000 to exchange among existing accounts Scudder Premium Money Market Shares:
$25,000 to establish a new account; $1,000 to exchange among existing accounts

--------------------------------------------------------------------------------
By Telephone      To speak with a service representative, call
                  1-800-225-5163 from 8 a.m. to 8 p.m. eastern time. To
                  access SAIL(TM), The Scudder Automated Information Line,
                  call 1-800-343-2890 (24 hours a day).
--------------------------------------------------------------------------------
By Mail or Fax    Print or type your instructions and include:
                  - the name of the fund and class and the account number you are exchanging from;
                  - your name(s) and address as they appear on your account;
                  - the dollar amount or number of shares you wish to exchange;
                  - the name of the fund and class you are exchanging into;
                  - your signature(s) as it appears on your account; and
                  - a daytime telephone number.
                  Send your instructions  or by express,          or by
                  by regular mail to:     registered, or          fax to:
                                          certified mail to:
                  The Scudder Funds       The Scudder Funds       1-800-821-6234
                  P.O. Box 2291           66 Brooks Drive
                  Boston, MA 02107-2291   Braintree, MA  02184
--------------------------------------------------------------------------------
To sell shares

--------------------------------------------------------------------------------
By Telephone        To speak with a service representative, call
                    1-800-225-5163 from 8 a.m. to 8 p.m. eastern time. To
                    access SAIL(TM), The Scudder Automated Information Line,
                    call 1-800-343-2890 (24 hours a day). You may have
                    redemption proceeds sent to your predesignated bank
                    account, or redemption proceeds of up to $100,000 sent to
                    your address of record.
--------------------------------------------------------------------------------
By Mail or Fax      Send your instructions for redemption to the appropriate
                    address or fax number above and include:
                    - the name of the fund and class and account number you
                    are redeeming from;
                    - your name(s) and address as they appear on your account;
                    - the dollar amount or number of shares you wish to
                      redeem;
                    - your signature(s) as it appears on your account; and
                    - a daytime telephone number.
--------------------------------------------------------------------------------
By Write-a-         You may redeem shares of Scudder Cash Investment Trust,
Check               Scudder U.S. Treasury Money Fund and Scudder Tax Free
                    Money Fund by writing checks against your account balance
                    for at least $100, but not more than $5,000,000. You may
                    redeem shares of SPRMMS and SPMMS by writing checks
                    against your account for at least $1,000, but not more
                    than $5,000,000.
--------------------------------------------------------------------------------
By Automatic        You may arrange to receive automatic cash payments
Withdrawal Plan     periodically. Call 1-800-225-5163 for more information
                    and an enrollment form.
--------------------------------------------------------------------------------

Investment products and services

The Scudder Family of Funds]
--------------------------------------------------------------------------------

Money Market
------------
Scudder U.S. Treasury Money Fund
Scudder Cash Investment Trust
Scudder Money Market Series --
  Prime Reserve Shares*
  Premium  Shares*
  Managed Shares*
Scudder Government Money Market
  Series -- Managed Shares*

Tax Free Money Market+
----------------------
Scudder Tax Free Money Fund
Scudder Tax Free  Money Market Series --
  Managed Shares*
Scudder California Tax Free Money Fund**
Scudder New York Tax Free Money Fund**

Tax Free+
---------
Scudder Limited Term Tax Free Fund
Scudder Medium Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder High Yield Tax Free Fund
Scudder California Tax Free Fund**
Scudder Massachusetts Limited Term Tax Free Fund**
Scudder Massachusetts Tax Free Fund**
Scudder New York Tax Free Fund**
Scudder Ohio Tax Free Fund**
Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
Scudder Short Term Bond Fund
Scudder Zero Coupon 2000 Fund
Scudder GNMA Fund
Scudder Income Fund
Scudder Corporate Bond Fund
Scudder High Yield Bond Fund

Global Income
-------------
Scudder Global Bond Fund
Scudder International Bond Fund
Scudder Emerging Markets Income Fund

Asset Allocation
----------------
Scudder Pathway Conservative Portfolio
Scudder Pathway Balanced Portfolio
Scudder Pathway Growth Portfolio
Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
Scudder Balanced Fund
Scudder Dividend & Growth Fund
Scudder Growth and Income Fund
Scudder S&P 500 Index Fund
Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
Traditional IRA
Roth IRA
SEP-IRA
Keogh Plan
401(k), 403(b) Plans
Variable Annuities
  Scudder Horizon Plan **]]
  Scudder Horizon Advantage **]]]

Education Accounts
------------------
Education IRA
UGMA/UTMA

Closed-end funds#
--------------------------------------------------------------------------------

The Argentina Fund, Inc.           Scudder Global High Income Fund, Inc.
The Brazil Fund, Inc.              Scudder New Asia Fund, Inc.
The Korea Fund, Inc.               Scudder New Europe Fund, Inc.
Montgomery Street Income
  Securities, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

------------------
] Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*       A class of shares of the fund.

**      Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

]] A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

]]] A no-load variable annuity contract issued by Glenbrook Life and Annuity Company and underwritten by Allstate Financial Services, Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

Additional information about the fund may be found in the Statement of Additional Information, the Shareholder Service Guide and in shareholder reports. The Statement of Additional Information contains more detailed information on fund investments and operations. The Shareholder Service Guide contains more detailed information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By phone:                                         In person:
--------------------------------------------------------------------------------
Call Scudder Investor Relations                   Public Reference Room
at 1-800-225-2470                                 Securities and Exchange
Or                                                Commission,
For existing Scudder investors, call              Washington, D.C.
the Scudder Automated Information Line            (Call 1-800-SEC-0330 for more
(SAIL) at 1-800-343-2890 (24 hours a day).        information).
--------------------------------------------------------------------------------
By mail:                                          By internet:
--------------------------------------------------------------------------------
Scudder Investor Services, Inc.                   http://www.sec.gov
Two International Place                           http://www.scudder.com
Boston, MA 02110-4103
Or
Public Reference Section,
Securities and Exchange
Commission,
Washington, D.C. 20549-6009
(a duplication fee is charged)
--------------------------------------------------------------------------------
The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:

Printed with SOY INK        Printed on recycled paper

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Scudder Institutional Shares

Scudder Government Money Market Series

Scudder Money Market Series

Scudder Tax Free Money Market Series

Prospectus
May 1, 1999

Three funds seeking to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.

Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value

No-Load/No Sales Charge

         "The place to plan your retirement"

CONTENTS

Money Market Investing
   Investment approach
   Main risks
ABOUT THE FUND
   Scudder Government Money Market Series
   Scudder Money Market Series
   Scudder Tax Free Money Market Series
   A message from the President
   Investment adviser
   Distributions
   Financial highlights
ABOUT YOUR INVESTMENT
   TRANSACTION INFORMATION
   BUYING AND SELLING SHARES
   PURCHASES
   EXCHANGES AND REDEMPTIONS
   INVESTMENT PRODUCTS AND SERVICES
   DIRECTORS AND OFFICERS

MONEY MARKET INVESTING

INVESTMENT APPROACH

Each fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. In addition, Scudder Tax Free Money Market Series seeks to provide current income that is exempt from federal income taxes. Money market funds are conservative investments. They invest in a diversified pool of short-term, high quality securities in an effort to maintain a stable net asset value of $1.00 per share. The funds distribute income, if any, to shareholders monthly, and shareholders can purchase or redeem shares on a daily basis, in a variety of ways. Their yields are most affected by short-term interest rates. These funds may be appropriate for investors who want (i) stability of principal, (ii) to invest for less than three years or (iii) to invest the cash portion of their overall portfolio. Except as otherwise indicated, each fund's investment objectives and policies may be changed without a vote of shareholders.

The Institutional Shares class of each fund is designed for institutional and individual investors who have the resources and ability to maintain higher account balances and, in return, may be rewarded with above average money fund income. The minimum initial investment in each fund's Institutional Shares class is $1,000,000 per account. By requiring larger account balances, each fund strives to reduce the impact of fixed recordkeeping and other costs on overall expenses of this class of shares, leading to potentially higher returns for Institutional Shares shareholders.

MAIN FACTORS

There are market and investment risks with any security. The value of an investment in the funds will fluctuate over time and it is possible to lose money invested in the funds.

As with most money market funds, the major factor affecting these funds' performance is short-term interest rates. If short-term interest rates fall, the funds' yield is also likely to fall.

The portfolio management team's skill in choosing appropriate investments for the funds will determine in large part the funds' ability to achieve their respective investment objectives. The portfolio managers' strategy or choice of specific investments may not perform as expected. The funds may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the funds' portfolios could be downgraded in credit rating or go into default.

There is a possibility that the rising prices of goods and services may have the effect of offsetting a fund's real return.

Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

ABOUT THE FUNDS

SCUDDER MONEY MARKET SERIES

Investment objective

The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing exclusively in a broad range of short-term money market instruments and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.

These money market securities consist of:

o     obligations issued or guaranteed by the U.S. Government or its agencies or
o     instrumentalities,
o     taxable and tax-exempt municipal obligations,
o     corporate and bank obligations,
o     certificates of deposit,
o     bankers' acceptances and
o     variable amount master demand notes.

The fund generally invests only in securities with credit ratings in the two highest categories as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. Generally, the fund may not invest less than 25% of its total assets in bank obligations (including bank obligations subject to repurchase agreements) that meet certain criteria. In addition, the fund has the option of investing in U.S. dollar-denominated obligations of foreign banks, provided certain conditions are met and the portfolio managers believe their investment quality is comparable to obligations of U.S. banks in which the fund may invest.

In selecting securities, the fund conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and derivatives (financial instruments that derive their values from other securities or commodities that are based on indices).

Risk management strategies

The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of industry sectors and issuers.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks

The fund's principal risks are associated with investing in the money market, the investment manager's skill in managing the fund's portfolio, and inflation. You will find a discussion of these risks under "Money Market Investing" at the front of this prospectus.

A portion of the fund's assets may be invested outside the U.S. Foreign investments, particularly investments in emerging markets, carry added risks due to inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31      [Bar Graphics to be inserted]

For the period(s) included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was __%.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distribution
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  x.xx%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  x.xx%
--------------------------------------------------------------------------------
Total annual fund operating expenses                            x.xx%
--------------------------------------------------------------------------------

      *You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information-Exchanges or redemptions."

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $ xx
--------------------------------------------------------------------------------
Three Years                                $xxx
--------------------------------------------------------------------------------
Five Years                                 $xxx
--------------------------------------------------------------------------------
Ten Years                                  $xxx
--------------------------------------------------------------------------------
Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

SCUDDER TAX FREE MONEY MARKET SERIES

Investment objective

The fund seeks as high a level of current income that cannot be subjected to federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund pursues its goal by investing primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes. The fund maintains an average dollar-weighted maturity of 90 days or less. Under normal market conditions, the fund will maintain at least 80% of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. (This policy may not be changed without the approval of a majority of the outstanding shares of the fund.)

The fund generally invests only in securities with credit ratings in the two highest categories as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. In addition, the fund has the option of investing 25% or more of its total assets in municipal obligations that are related in such a way that a development or change in one obligation may also affect its other obligations.

In selecting securities, the fund conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and derivatives (financial instruments that derive their values from other securities or commodities that are based on indices).

Risk management strategies

The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of municipal securities.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks

The fund's principal risks are associated with investing in the money market, the investment manager's skill in managing the fund's portfolio, and inflation. You will find a discussion of these risks under "Money Market Investing" at the front of this prospectus.

To the extent that the fund invested in taxable securities, a portion of its income would be taxable. The fund's other investment strategies entail other risks.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31       [Bar Graphics to be inserted]

For the period(s) included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was __%.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distribution
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  x.xx%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  x.xx%
--------------------------------------------------------------------------------
Total annual fund operating expenses                            x.xx%
--------------------------------------------------------------------------------

      *You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information-Exchanges or redemptions."

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $ xx
--------------------------------------------------------------------------------
Three Years                                $xxx
--------------------------------------------------------------------------------
Five Years                                 $xxx
--------------------------------------------------------------------------------
Ten Years                                  $xxx
--------------------------------------------------------------------------------
Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

SCUDDER GOVERNMENT MONEY MARKET SERIES

Investment objective

The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.

The fund selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements. In addition, the portfolio managers attempt to increase income and manage risk by investing in securities of varying maturities.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Risk management strategies

The fund manages credit risk by investing primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks

The fund's principal risks are associated with investing in the money market, the investment manager's skill in managing the fund's portfolio, and inflation. You will find a discussion of these risks under "Money Market Investing" at the front of this prospectus.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31      [Bar Graphics to be inserted]

For the period(s) included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was __%.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information
This information is designed to help you understand the fees and expenses that you may pay if you buy and hold Scudder shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distribution
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  x.xx%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  x.xx%
--------------------------------------------------------------------------------
Total annual fund operating expenses                            x.xx%
--------------------------------------------------------------------------------

      *You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information-Exchanges or redemptions."

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $ xx
--------------------------------------------------------------------------------
Three Years                                $xxx
--------------------------------------------------------------------------------
Five Years                                 $xxx
--------------------------------------------------------------------------------
Ten Years                                  $xxx
--------------------------------------------------------------------------------
Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Financial highlights

The financial highlights table is intended to help you understand the fund's financial performance for the periods indicated. Certain information reflects financial results for a single fund share. The total return figures represent the rate that an investor would have earned (or lost) on an investment in the fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request by calling Scudder Investor Relations at 1-800-225-2470, or, for existing investors, call the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

[INSERT TABLES]

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds; IRAs, 401(k)s, Keoghs and other retirement plans are also available.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds is offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no distribution (12b-1) fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

Investment adviser

For Scudder Government Money Market Series, for the fiscal year ended December 31, 1998, the Adviser received an investment management fee of x.xx% of the fund's average daily net assets.

For Scudder Money Market Series, for the fiscal year ended December 31, 1998, the Adviser received an investment management fee of x.xx% of the fund's average daily net assets.

For Scudder Tax Free Money Market Series, for the fiscal year ended December 31, 1998, the Adviser received an investment management fee of x.xx% of the fund's average daily net assets.

Portfolio management

The fund is managed by a team of investment professionals who each plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources. The following investment professionals are associated with the funds as indicated:

--------------------------------------------------------------------------------
Name and Title                 Joined        Responsibilities and Background
                               the Funds
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.       19__          Mr. Rachwalski joined the
Lead Manager                                 Adviser in 1973 as a money
                                             market specialist. Mr.
                                             Rachwalski has been responsible
                                             for the trading and portfolio
                                             management of money market
                                             funds since 1974. He began his
                                             investment career in 1973.
--------------------------------------------------------------------------------
John W. Steube                 19__          Mr. Steube joined the Adviser
Manager                                      in  1979 as a fixed income
                                             trader. Mr. Steube specializes
                                             in taxable, non-government
                                             money market funds. He began
                                             his investment career in 1979.
--------------------------------------------------------------------------------
Mitchell W. Wilner             19__          Mr. Wilner joined the Adviser
Manager                                      in 1992 as a fixed income
                                             research analyst. He began his
                                             investment career in 1987.
--------------------------------------------------------------------------------
Jerri I. Cohen                 19__          Ms. Cohen joined the Adviser in
Manager                                      1981 as a money fund accounting
                                             supervisor. Ms. Cohen has been
                                             responsible for investing
                                             tax-exempt money market funds
                                             since 1992. She began her
                                             investment career in 1981.
--------------------------------------------------------------------------------

Year 2000 readiness

Like other mutual funds and financial and business organizations worldwide, the fund could be adversely affected if computer systems on which the fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on the fund's business and operations, such as problems with calculating net asset value and difficulties in implementing the fund's purchase and redemption procedures. The Adviser has commenced a review of the Year 2000 issue as it may affect the fund and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by the fund or on global markets or economies generally.

Distributions

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by you for federal income tax purposes as if received on December 31 of the calendar year declared.

You may choose to receive distributions in cash or have them reinvested in additional shares of a fund. Exchanges among funds are also taxable events.

Taxes

Generally, dividends from net investment income are taxable to you as ordinary income. Long-term capital gains distributions, if any, are taxable to you long-term capital gains, regardless of how long you have owned the shares. Short-term capital gains and any other taxable income distributions are taxable to you as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount close to the date of a distribution because you may receive part of your investment back as a taxable distribution.

A sale or exchange of your shares is a taxable event and may result in a capital gain or loss which may be long-term or short-term, generally depending on how long you owned the shares.

The fund sends you detailed tax information about the amount and type of its distributions by January 31 of the following year.

The fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the your U.S. federal income tax liability.

You may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular consequences of an investment in the fund.

About Your Investment

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of Scudder Tax Free Money Market Series as of 2 p.m. and, for Scudder Money Market Series and Scudder Government Money Market Series as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of total fund assets attributable to the applicable fund or class, less all liabilities, attributable to that fund or class, by the total number of shares outstanding for that fund or class. Market prices are used to determine the value of the fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

Processing time

All purchase and redemption requests received in good order at the fund's transfer agent by the close of regular trading on the New York Stock Exchange are executed at the net asset value per share calculated at the close of trading that day. All other requests that are in good order will be executed the following business day.

Signature guarantees

A signature guarantee is required when you sell more than $100,000 worth of shares. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check). For more information, please call 1-800-225-5163.

Purchase restrictions

Scudder Money Market Series, Scudder Tax Free Money Market Series, Scudder Government Money Market Series and Scudder Investor Services, Inc. each reserves the right to reject purchases of shares (including exchanges) for any reason.

Minimum balances

Generally, shareholders who maintain a non-fiduciary account balance of less than $100,000 in the fund and have not established an automatic investment plan will be assessed, an annual $10.00 per fund charge; this fee is paid to the fund. The fund reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $100,000 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Third party transactions

If you buy and sell shares of the fund through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

Buying and selling shares

Please refer to the following charts for information on how to buy and sell fund shares. Additional information, including special investment features, may be found in the Shareholder Services Guide. For information about No-Fee IRAs, Roth IRAs and other retirement options, call Scudder Investor Relations at 1-800-225-2470. For information on establishing 401(k) and 403(b) plans, call Scudder Defined Contribution Services at 1-800-323-6105.

Purchases

To open an account

Minimum initial investments:
Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund: $2,500;
IRAs: $1,000
Scudder Tax-Free Money Fund: $2,500
Scudder Prime Reserve Money Market Shares: $10,000; IRAs $10,000
Scudder Premium Money Market Shares: $25,000; IRAs $25,000
Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series: $100,000; IRAs $100,000

--------------------------------------------------------------------------------
By Mail         Send your completed and signed application and check
                  by regular mail to:       or by express, registered, or
                                            certified mail to:
                  The Scudder Funds         The Scudder Funds
                  P.O. Box 2291             66 Brooks Drive
                  Boston, MA                Braintree, MA  02184
                  02107-2291
--------------------------------------------------------------------------------
By Wire         Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person       Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Centers are located in Boca Raton, Boston, Chicago, New York and San
                Francisco.
--------------------------------------------------------------------------------

To buy additional shares
Minimum additional investments:
Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund: $100;
IRAs: $50
Scudder Tax-Free Money Fund: $100
Scudder Prime Reserve Money Market Shares: $1,000; IRAs $1,000
Scudder Premium Money Market Shares: $1,000; IRAs $1,000

--------------------------------------------------------------------------------
By Mail           Send a check with a Scudder investment slip, or with a
                  letter of instruction including your account number and the complete fund name, to the appropriate address listed above.
--------------------------------------------------------------------------------
By Wire           Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person         Visit one of our Investor Centers to make an additional
                  investment in your Scudder fund account. Investor Center
                  locations are listed above.
--------------------------------------------------------------------------------
By Telephone      Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
By Automatic      You may arrange to make investments of $50 or more on a
Investment        regular basis through automatic deductions from your bank
Plan              checking account. Please call 1-800-225-5163 for more
                  information and an enrollment form.
--------------------------------------------------------------------------------

Exchanges and redemptions

To exchange shares

The minimum investments are $2,500 to establish a new account and $100 to exchange among existing accounts.

Minimum initial investments:

Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund; and Scudder Tax Free Money Fund: $2,500 to establish a new account; $100 to exchange among existing accounts
Scudder Prime Reserve Money Market Shares: $10,000 to establish a new account; $1,000 to exchange among existing accounts
Scudder Premium Money Market Shares: $25,000 to establish a new account; $1,000 to exchange among existing accounts

--------------------------------------------------------------------------------
By Telephone      To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8 p.m. eastern time. To access SAIL(TM), The
                  Scudder Automated Information Line, call 1-800-343-2890 (24 hours a day).
--------------------------------------------------------------------------------
By Mail           Print or type your instructions and include:
or Fax            - the name of the fund and class and the account number you are exchanging from;
                  - your name(s) and address as they appear on your account;
                  - the dollar amount or number of shares you wish to exchange;
                  - the name of the fund and class you are exchanging into;
                  - your signature(s) as it appears on your account; and
                  - a daytime telephone number.
                  Send your instructions   or by express,         or by fax to:
                  by regular mail to:      registered, or
                                           certified mail to:
                  The Scudder Funds        The Scudder Funds      1-800-821-6234
                  P.O. Box 2291            66 Brooks Drive
                  Boston, MA 02107-2291    Braintree, MA  02184
--------------------------------------------------------------------------------
To sell shares

--------------------------------------------------------------------------------
By Telephone        To speak with a service representative, call
                    1-800-225-5163 from 8 a.m. to 8 p.m. eastern time. To
                    access SAILTM, The Scudder Automated Information Line,
                    call 1-800-343-2890 (24 hours a day). You may have
                    redemption proceeds sent to your predesignated bank
                    account, or redemption proceeds of up to $100,000 sent
                    to your address of record.
--------------------------------------------------------------------------------
By Mail or Fax      Send your instructions for redemption to the
                    appropriate address or fax number above and include:
                    - the name of the fund and class and account number
                    you are redeeming from;
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    - your name(s) and address as they appear on your account;
                    - the dollar amount or number of shares you wish to redeem;
                    - your signature(s) as it appears on your account; and
                    - a daytime telephone number.
--------------------------------------------------------------------------------
By Automatic        You may arrange to receive automatic cash payments
Withdrawal Plan     periodically. Call 1-800-225-5163 for more information
                    and an enrollment form.
--------------------------------------------------------------------------------

Investment products and services

The Scudder Family of Funds]
--------------------------------------------------------------------------------

Money Market
------------
Scudder U.S. Treasury Money Fund
Scudder Cash Investment Trust
Scudder Money Market Series --
  Prime Reserve Shares*
  Premium  Shares*
  Managed Shares*
Scudder Government Money Market
  Series -- Managed Shares*

Tax Free Money Market+
----------------------
Scudder Tax Free Money Fund
Scudder Tax Free  Money Market Series --
  Managed Shares*
Scudder California Tax Free Money Fund**
Scudder New York Tax Free Money Fund**

Tax Free+
---------
Scudder Limited Term Tax Free Fund
Scudder Medium Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder High Yield Tax Free Fund
Scudder California Tax Free Fund**
Scudder Massachusetts Limited Term Tax Free Fund**
Scudder Massachusetts Tax Free Fund**
Scudder New York Tax Free Fund**
Scudder Ohio Tax Free Fund**
Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
Scudder Short Term Bond Fund
Scudder Zero Coupon 2000 Fund
Scudder GNMA Fund
Scudder Income Fund
Scudder Corporate Bond Fund
Scudder High Yield Bond Fund

Global Income
-------------
Scudder Global Bond Fund
Scudder International Bond Fund
Scudder Emerging Markets Income Fund

Asset Allocation
----------------
Scudder Pathway Conservative Portfolio
Scudder Pathway Balanced Portfolio
Scudder Pathway Growth Portfolio
Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
Scudder Balanced Fund
Scudder Dividend & Growth Fund
Scudder Growth and Income Fund
Scudder S&P 500 Index Fund
Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
Traditional IRA
Roth IRA
SEP-IRA
Keogh Plan
401(k), 403(b) Plans
Variable Annuities
  Scudder Horizon Plan **]]
  Scudder Horizon Advantage **]]]

Education Accounts
------------------
Education IRA
UGMA/UTMA

Closed-end funds#
--------------------------------------------------------------------------------

The Argentina Fund, Inc.           Scudder Global High Income Fund, Inc.
The Brazil Fund, Inc.              Scudder New Asia Fund, Inc.
The Korea Fund, Inc.               Scudder New Europe Fund, Inc.
Montgomery Street Income
  Securities, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

------------------
] Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*       A class of shares of the fund.

**      Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

]] A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

]]] A no-load variable annuity contract issued by Glenbrook Life and Annuity Company and underwritten by Allstate Financial Services, Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

Additional information about the fund may be found in the Statement of Additional Information, the Shareholder Service Guide and in shareholder reports. The Statement of Additional Information contains more detailed information on fund investments and operations. The Shareholder Service Guide contains more detailed information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By phone:                                         In person:
--------------------------------------------------------------------------------
Call Scudder Investor Relations                   Public Reference Room
at 1-800-225-2470                                 Securities and Exchange
Or                                                Commission,
For existing Scudder investors, call              Washington, D.C.
the Scudder Automated Information Line            (Call 1-800-SEC-0330 for more
(SAIL) at 1-800-343-2890 (24 hours a day).        information).
--------------------------------------------------------------------------------
By mail:                                          By internet:
--------------------------------------------------------------------------------
Scudder Investor Services, Inc.                   http://www.sec.gov
Two International Place                           http://www.scudder.com
Boston, MA 02110-4103
Or
Public Reference Section,
Securities and Exchange
Commission,
Washington, D.C. 20549-6009
(a duplication fee is charged)
--------------------------------------------------------------------------------
The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:

Printed with SOY INK        Printed on recycled paper

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Scudder Managed Shares

Scudder Government Money Market Series

Scudder Money Market Series

Scudder Tax Free Money Market Series

Prospectus
May 1, 1999

These funds seek to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.

Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value

No-Load/No Sales Charge

         "The place to plan your retirement"

CONTENTS

Money Market Investing
   Investment approach
   Main risks
ABOUT THE FUND
   Scudder Government Money Market Series
   Scudder Money Market Series
   Scudder Tax Free Money Market Series
   A message from the President
   Investment adviser
   Distributions
   Financial highlights
ABOUT YOUR INVESTMENT
   TRANSACTION INFORMATION
   BUYING AND SELLING SHARES
   PURCHASES
   EXCHANGES AND REDEMPTIONS
   INVESTMENT PRODUCTS AND SERVICES
   DIRECTORS AND OFFICERS

MONEY MARKET INVESTING

INVESTMENT APPROACH

Each fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. In addition, Scudder Tax Free Money Market Series seeks to provide current income that is exempt from federal income taxes. Money market funds are conservative investments. They invest in a diversified pool of short-term, high quality securities in an effort to maintain a stable net asset value of $1.00 per share. The funds distribute income, if any, to shareholders monthly, and shareholders can purchase or redeem shares on a daily basis, in a variety of ways. Their yields are most affected by short-term interest rates. These funds may be appropriate for investors who want (i) stability of principal, (ii) some checkwriting privileges, (iii) to invest for less than three years or (iv) to invest the cash portion of their overall portfolio. Except as otherwise indicated, each fund's investment objectives and policies may be changed without a vote of shareholders.

The Managed Shares class of each fund is designed for investors who have the resources and ability to maintain higher account balances and, in return, may be rewarded with above average money fund income. The minimum initial investment in each fund's Managed Shares class is $100,000 per account. By requiring larger account balances, each fund strives to reduce the impact of fixed recordkeeping and other costs on overall expenses of this class of shares, leading to potentially higher returns for Managed Shares shareholders.

MAIN RISKS

There are market and investment risks with any security. The value of an investment in the funds will fluctuate over time and it is possible to lose money invested in the funds.

As with most money market funds, the major factor affecting these funds' performance is short-term interest rates. If short-term interest rates fall, the funds' yield is also likely to fall.

The portfolio management team's skill in choosing appropriate investments for the funds will determine in large part the funds' ability to achieve their respective investment objectives. The portfolio managers' strategy or choice of specific investments may not perform as expected. The funds may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the funds' portfolios could be downgraded in credit rating or go into default.

There is a possibility that the rising prices of goods and services may have the effect of offsetting a fund's real return.

Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

ABOUT THE FUNDS

SCUDDER MONEY MARKET SERIES

Investment objective

The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing exclusively in a broad range of short-term money market instruments and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.

These money market securities consist of:

o     obligations issued or guaranteed by the U.S. Government or its agencies or
o     instrumentalities,
o     taxable and tax-exempt municipal obligations,
o     corporate and bank obligations,
o     certificates of deposit,
o     bankers' acceptances and
o     variable amount master demand notes.

The fund generally invests only in securities with credit ratings in the two highest categories as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. Generally, the fund may not invest less than 25% of its total assets in bank obligations (including bank obligations subject to repurchase agreements) that meet certain criteria. In addition, the fund has the option of investing in U.S. dollar-denominated obligations of foreign banks, provided certain conditions are met and the portfolio managers believe their investment quality is comparable to obligations of U.S. banks in which the fund may invest.

In selecting securities, the fund conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and derivatives (financial instruments that derive their values from other securities or commodities that are based on indices).

Risk management strategies

The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of industry sectors and issuers.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks

The fund's principal risks are associated with investing in the money market, the investment manager's skill in managing the fund's portfolio, and inflation. You will find a discussion of these risks under "Money Market Investing" at the front of this prospectus.

A portion of the fund's assets may be invested outside the U.S. Foreign investments, particularly investments in emerging markets, carry added risks due to inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31      [Bar Graphics to be inserted]

For the period(s) included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was __%.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distribution
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  x.xx%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  x.xx%
--------------------------------------------------------------------------------
Total annual fund operating expenses                            x.xx%
--------------------------------------------------------------------------------

      *You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information-Exchanges or redemptions."

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $ xx
--------------------------------------------------------------------------------
Three Years                                $xxx
--------------------------------------------------------------------------------
Five Years                                 $xxx
--------------------------------------------------------------------------------
Ten Years                                  $xxx
--------------------------------------------------------------------------------
Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

SCUDDER TAX FREE MONEY MARKET SERIES

Investment objective

The fund seeks as high a level of current income that cannot be subjected to federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The fund pursues its goal by investing primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes. The fund maintains an average dollar-weighted maturity of 90 days or less. Under normal market conditions, the fund will maintain at least 80% of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. (This policy may not be changed without the approval of a majority of the outstanding shares of the fund.)

The fund generally invests only in securities with credit ratings in the two highest categories as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. In addition, the fund has the option of investing 25% or more of its total assets in municipal obligations that are related in such a way that a development or change in one obligation may also affect its other obligations.

In selecting securities, the fund conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and derivatives (financial instruments that derive their values from other securities or commodities that are based on indices).

Risk management strategies

The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of municipal securities.

For temporary defensive purposes, the fund may invest without limit in cash, cash equivalents, or taxable securities. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks

The fund's principal risks are associated with investing in the money market, the investment manager's skill in managing the fund's portfolio, and inflation. You will find a discussion of these risks under "Money Market Investing" at the front of this prospectus.

To the extent that the fund invested in taxable securities, a portion of its income would be taxable. The fund's other investment strategies entail other risks.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31          [Bar Graphics to be inserted]

For the period(s) included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was __%.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of
offering price)                                                 NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distribution                                          NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  x.xx%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  x.xx%
--------------------------------------------------------------------------------
Total annual fund operating expenses                            x.xx%
--------------------------------------------------------------------------------

      *You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information-Exchanges or redemptions."

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $ xx
--------------------------------------------------------------------------------
Three Years                                $xxx
--------------------------------------------------------------------------------
Five Years                                 $xxx
--------------------------------------------------------------------------------
Ten Years                                  $xxx
--------------------------------------------------------------------------------
Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

SCUDDER GOVERNMENT MONEY MARKET SERIES

Investment objective

The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.

The fund selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements. In addition, the portfolio managers attempt to increase income and manage risk by investing in securities of varying maturities.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and derivatives (financial instruments that derive their values from other securities or commodities that are based on indices).

Risk management strategies

The fund manages credit risk by investing primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

For temporary defensive purposes, the fund may invest up to 100% of assets in cash, cash equivalents, or taxable securities. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

The fund may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

Main risks

The fund's principal risks are associated with investing in the money market, the investment manager's skill in managing the fund's portfolio, and inflation. You will find a discussion of these risks under "Money Market Investing" at the front of this prospectus.

To the extent that the fund invested in taxable securities, a portion of its income would be taxable. The fund's other investment strategies entail other risks.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31       [Bar Graphics to be inserted]

For the period(s) included in the bar chart, the fund's highest return for a calendar quarter was __% [(the _ quarter of 19__)], and the fund's lowest return for a calendar quarter was __% [(the _ quarter of 19__)].

The fund's year-to-date total return as of 3/31/99 was __%.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

Fee and expense information
This information is designed to help you understand the fees and expenses that you may pay if you buy and hold Scudder shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees:  Fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of       NONE
offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               NONE
dividends/distribution
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)         NONE*
--------------------------------------------------------------------------------
Exchange fee                                                    NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                  x.xx%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                       NONE
--------------------------------------------------------------------------------
Other expenses                                                  x.xx%
--------------------------------------------------------------------------------
Total annual fund operating expenses                            x.xx%
--------------------------------------------------------------------------------

      *You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information-Exchanges or redemptions."

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them.

--------------------------------------------------------------------------------
One Year                                   $ xx
--------------------------------------------------------------------------------
Three Years                                $xxx
--------------------------------------------------------------------------------
Five Years                                 $xxx
--------------------------------------------------------------------------------
Ten Years                                  $xxx
--------------------------------------------------------------------------------

Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Financial highlights

The financial highlights table is intended to help you understand the fund's financial performance for the periods indicated. Certain information reflects financial results for a single fund share. The total return figures represent the rate that an investor would have earned (or lost) on an investment in the fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the fund's financial statements, is included in the annual report, which is available upon request by calling Scudder Investor Relations at 1-800-225-2470, or, for existing investors, call the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

[INSERT TABLES]

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and numerous other open- and closed-end funds that invest in this country and other countries around the world. The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds; IRAs, 401(k)s, Keoghs and other retirement plans are also available. Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers. The Scudder Family of Funds is offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no distribution (12b-1) fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

Investment adviser

The fund retains the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser"), Two International Place, Boston, MA, to manage the fund's daily investment and business affairs subject to the policies established by the Board of Trustees. The Adviser actively manages your investment in the fund. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

For Scudder Government Money Market Series, for the fiscal year ended December 31, 1998, the Adviser received an investment management fee of x.xx% of the fund's average daily net assets.

For Scudder Money Market Series, for the fiscal year ended December 31, 1998, the Adviser received an investment management fee of x.xx% of the fund's average daily net assets.

For Scudder Tax Free Money Market Series, for the fiscal year ended December 31, 1998, the Adviser received an investment management fee of x.xx% of the fund's average daily net assets.

Portfolio management

The fund is managed by a team of investment professionals who each plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the fund[s] as indicated:

--------------------------------------------------------------------------------
Name and Title                 Joined the  Responsibilities and Background
                               Funds
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.       19__        Mr. Rachwalski joined the Adviser in
Lead Manager                               1973 as a money market specialist.
                                           Mr. Rachwalski has been responsible
                                           for the trading and portfolio
                                           management of money market funds
                                           since 1974. He began his investment
                                           career in 1973.
--------------------------------------------------------------------------------
John W. Steube                 19__        Mr. Steube joined the Adviser in
Manager                                    1979 as a fixed income trader. Mr.
                                           Steube specializes in taxable,
                                           nbon-government money market funds.
                                           He began his investment career in
                                           1979.
--------------------------------------------------------------------------------
Mitchell W. Wilner             19__        Mr. Wilner joined the Adviser in 1992
Manager                                    as a fixed income research analyst.
                                           He began his investment career in
                                           1987(?).
--------------------------------------------------------------------------------
Jerri I. Cohen                 19__        Ms. Cohen joined the Adviser in 1981
Manager                                    as a money fund accounting
                                           supervisor. Ms. Cohen has been
                                           responsible for investing tax-exempt
                                           money market funds since 1992. She
                                           began her investment career in
                                           1981(?).
--------------------------------------------------------------------------------

Year 2000 readiness

Like other mutual funds and financial and business organizations worldwide, the fund could be adversely affected if computer systems on which the fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. The risk is commonly called the Year 2000 issue. Failure to successfully address the Year 2000 issue could result in interruptions to and other material adverse effects on the fund's business and operations, such as problems with calculating net asset value and difficulties in implementing the fund's purchase and redemption procedures. The Adviser has commenced a review of the Year 2000 issue as it may affect the fund and is taking steps it believes are reasonably designed to address the Year 2000 issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 issue will not have an adverse effect on the issuers whose securities are held by the fund or on global markets or economies generally.

Distributions

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by you for federal income tax purposes as if received on December 31 of the calendar year declared. You may choose to receive distributions in cash or have them reinvested in additional shares of a fund. Exchanges among funds are also taxable events.

Taxes

Generally, dividends from net investment income are taxable to you as ordinary income. Long-term capital gains distributions, if any, are taxable to you long-term capital gains, regardless of how long you have owned the shares. Short-term capital gains and any other taxable income distributions are taxable to you as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount close to the date of a distribution because you may receive part of your investment back as a taxable distribution.

A sale or exchange of your shares is a taxable event and may result in a capital gain or loss which may be long-term or short-term, generally depending on how long you owned the shares.

The fund sends you detailed tax information about the amount and type of its distributions by January 31 of the following year.

The fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the your U.S. federal income tax liability.

You may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular consequences of an investment in the fund.

About Your Investment

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of Scudder Tax Free Money Market Series as of 2 p.m. and, for Scudder Money Market Series and Scudder Government Money Market Series as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of total fund assets attributable to the applicable fund or class, less all liabilities, attributable to that fund or class, by the total number of shares outstanding for that fund or class. Market prices are used to determine the value of the fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

Processing time

All purchase and redemption requests received in good order at the fund's transfer agent by the close of regular trading on the New York Stock Exchange are executed at the net asset value per share calculated at the close of trading that day. All other requests that are in good order will be executed the following business day.

Signature guarantees

A signature guarantee is required when you sell more than $100,000 worth of shares. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check). For more information, please call 1-800-225-5163.

Purchase restrictions

Scudder Money Market Series, Scudder Tax Free Money Market Series, Scudder Government Money Market Series and Scudder Investor Services, Inc. each reserves the right to reject purchases of shares (including exchanges) for any reason.

Minimum balances

Generally, shareholders who maintain a non-fiduciary account balance of less than $100,000 in the fund and have not established an automatic investment plan will be assessed, an annual $10.00 per fund charge; this fee is paid to the fund. The fund reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $100,000 where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Third party transactions

If you buy and sell shares of the fund through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

Buying and selling shares

Please refer to the following charts for information on how to buy and sell fund shares. Additional information, including special investment features, may be found in the Shareholder Services Guide. For information about No-Fee IRAs, Roth IRAs and other retirement options, call Scudder Investor Relations at 1-800-225-2470. For information on establishing 401(k) and 403(b) plans, call Scudder Defined Contribution Services at 1-800-323-6105.

Purchases

To open an account

Minimum initial investments:
Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund: $2,500;
IRAs: $1,000
Scudder Tax-Free Money Fund: $2,500
Scudder Prime Reserve Money Market Shares: $10,000; IRAs $10,000
Scudder Premium Money Market Shares: $25,000; IRAs $25,000
Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder
Government Money Market Series:    $100,000;         IRAs $100,000

--------------------------------------------------------------------------------
By Mail      Send your completed and signed application and check
               by regular mail to:       or by express, registered, or certified
                                         mail to:
               The Scudder Funds         The Scudder Funds
               P.O. Box 2291             66 Brooks Drive
               Boston, MA                Braintree, MA  02184
               02107-2291
--------------------------------------------------------------------------------
By Wire      Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person    Visit one of our Investor Centers to complete your
             application with the help of a Scudder representative. Investor
             Centers are located in Boca Raton, Boston, Chicago, New York and
             San Francisco.
--------------------------------------------------------------------------------

To buy additional shares
Minimum additional investments:
Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund: $100;
IRAs: $50
Scudder Tax-Free Money Fund: $100
Scudder Prime Reserve Money Market Shares: $1,000; IRAs $1,000
Scudder Premium Money Market Shares: $1,000; IRAs $1,000

--------------------------------------------------------------------------------
By Mail       Send a check with a Scudder investment slip, or with a
              letter of instruction including your account number and the complete fund name, to the appropriate address listed above.
--------------------------------------------------------------------------------
By Wire       Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
In Person     Visit one of our Investor Centers to make an additional investment in your Scudder fund account. Investor Center locations are listed above.
--------------------------------------------------------------------------------
By Telephone  Call 1-800-225-5163 for instructions.
--------------------------------------------------------------------------------
By Automatic  You may arrange to make investments of $50 or more on a regular
Investment    basis through automatic deductions from your bank checking
Plan          account. Please call 1-800-225-5163 for more information and an enrollment form.
--------------------------------------------------------------------------------

Exchanges and redemptions

To exchange shares

The minimum investments are $2,500 to establish a new account and $100 to exchange among existing accounts.

Minimum initial investments:

Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund; and Scudder Tax Free Money Fund: $2,500 to establish a new account; $100 to exchange among existing accounts
Scudder Prime Reserve Money Market Shares: $10,000 to establish a new account; $1,000 to exchange among existing accounts
Scudder Premium Money Market Shares: $25,000 to establish a new account; $1,000 to exchange among existing accounts

--------------------------------------------------------------------------------
By Telephone  To speak with a service representative, call 1-800-225-5163 from 8
              a.m. to 8 p.m. eastern time. To access SAIL(TM), The Scudder
              Automated Information Line, call 1-800-343-2890 (24 hours a day).
--------------------------------------------------------------------------------
By Mail       Print or type your instructions and include:
or Fax        - the name of the fund and class and the account number you are exchanging from;
              - your name(s) and address as they appear on your account;
              - the dollar amount or number of shares you wish to exchange;
              - the name of the fund and class you are exchanging into;
              - your signature(s) as it appears on your account; and
              - a daytime telephone number.
              Send your instructions    or by express,          or by fax to:
              by regular mail to:       registered, or
                                        certified mail to:
              The Scudder Funds         The Scudder Funds       1-800-821-6234
              P.O. Box 2291             66 Brooks Drive
              Boston, MA 02107-2291     Braintree, MA  02184
--------------------------------------------------------------------------------
To sell shares

--------------------------------------------------------------------------------
By Telephone        To speak with a service representative, call
                    1-800-225-5163 from 8 a.m. to 8 p.m. eastern time. To access
                    SAIL(TM), The Scudder Automated Information Line, call
                    1-800-343-2890 (24 hours a day). You may have redemption
                    proceeds sent to your predesignated bank account, or
                    redemption proceeds of up to $100,000 sent to your address of record.
--------------------------------------------------------------------------------
By Mail or Fax      Send your instructions for redemption to the appropriate
                    address or fax number above and include:
                    - the name of the fund and class and account number you are redeeming from;

--------------------------------------------------------------------------------
                    - your name(s) and address as they appear on your account;
                    - the dollar amount or number of shares you wish to redeem;
                    - your signature(s) as it appears on your account; and
                    - a daytime telephone number.
--------------------------------------------------------------------------------
By Automatic        You may arrange to receive automatic cash payments
Withdrawal Plan     periodically. Call 1-800-225-5163 for more information and an enrollment form.
--------------------------------------------------------------------------------

Investment products and services

The Scudder Family of Funds]
--------------------------------------------------------------------------------

Money Market
------------
Scudder U.S. Treasury Money Fund
Scudder Cash Investment Trust
Scudder Money Market Series --
  Prime Reserve Shares*
  Premium  Shares*
  Managed Shares*
Scudder Government Money Market
  Series -- Managed Shares*

Tax Free Money Market+
----------------------
Scudder Tax Free Money Fund
Scudder Tax Free  Money Market Series --
  Managed Shares*
Scudder California Tax Free Money Fund**
Scudder New York Tax Free Money Fund**

Tax Free+
---------
Scudder Limited Term Tax Free Fund
Scudder Medium Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder High Yield Tax Free Fund
Scudder California Tax Free Fund**
Scudder Massachusetts Limited Term Tax Free Fund**
Scudder Massachusetts Tax Free Fund**
Scudder New York Tax Free Fund**
Scudder Ohio Tax Free Fund**
Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
Scudder Short Term Bond Fund
Scudder Zero Coupon 2000 Fund
Scudder GNMA Fund
Scudder Income Fund
Scudder Corporate Bond Fund
Scudder High Yield Bond Fund

Global Income
-------------
Scudder Global Bond Fund
Scudder International Bond Fund
Scudder Emerging Markets Income Fund

Asset Allocation
----------------
Scudder Pathway Conservative Portfolio
Scudder Pathway Balanced Portfolio
Scudder Pathway Growth Portfolio
Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
Scudder Balanced Fund
Scudder Dividend & Growth Fund
Scudder Growth and Income Fund
Scudder S&P 500 Index Fund
Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
Traditional IRA
Roth IRA
SEP-IRA
Keogh Plan
401(k), 403(b) Plans
Variable Annuities
  Scudder Horizon Plan **]]
  Scudder Horizon Advantage **]]]

Education Accounts
------------------
Education IRA
UGMA/UTMA

Closed-end funds#
--------------------------------------------------------------------------------

The Argentina Fund, Inc.           Scudder Global High Income Fund, Inc.
The Brazil Fund, Inc.              Scudder New Asia Fund, Inc.
The Korea Fund, Inc.               Scudder New Europe Fund, Inc.
Montgomery Street Income
  Securities, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

------------------
] Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*       A class of shares of the fund.

**      Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

]] A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

]]] A no-load variable annuity contract issued by Glenbrook Life and Annuity Company and underwritten by Allstate Financial Services, Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

Additional information about the fund may be found in the Statement of Additional Information, the Shareholder Service Guide and in shareholder reports. The Statement of Additional Information contains more detailed information on fund investments and operations. The Shareholder Service Guide contains more detailed information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By phone:                                         In person:
--------------------------------------------------------------------------------
Call Scudder Investor Relations                   Public Reference Room
at 1-800-225-2470                                 Securities and Exchange
Or                                                Commission,
For existing Scudder investors, call              Washington, D.C.
the Scudder Automated Information Line            (Call 1-800-SEC-0330 for more
(SAIL) at 1-800-343-2890 (24 hours a day).        information).
--------------------------------------------------------------------------------
By mail:                                          By internet:
--------------------------------------------------------------------------------
Scudder Investor Services, Inc.                   http://www.sec.gov
Two International Place                           http://www.scudder.com
Boston, MA 02110-4103
Or
Public Reference Section,
Securities and Exchange
Commission,
Washington, D.C. 20549-6009
(a duplication fee is charged)
--------------------------------------------------------------------------------
The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:

Printed with SOY INK        Printed on recycled paper

                               SCUDDER FUND, INC.
                             Two International Place
                              Boston, MA 02110-4103
                                 1-800-553-6360


            Scudder Fund, Inc. is a professionally managed, open-end,
          diversified management investment company comprised of three diversified money market investment portfolios.

                         SCUDDER MONEY MARKET SERIES --
                    Scudder Prime Reserve Money Market Shares
                       Scudder Premium Money Market Shares
                          Scudder Institutional Shares
                             Scudder Managed Shares
                                   May 1, 1999

                     SCUDDER TAX FREE MONEY MARKET SERIES --
                          Scudder Institutional Shares
                             Scudder Managed Shares
                                   May 1, 1999

                    SCUDDER GOVERNMENT MONEY MARKET SERIES --
                          Scudder Institutional Shares
                             Scudder Managed Shares
                                   May 1, 1999


        Mutual fund portfolios, each seeking to provide high money-market income with preservation of capital and liquidity through
                 investments in different types of instruments.

--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION



--------------------------------------------------------------------------------


      This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable prospectuses of Scudder Fund, Inc. dated May 1, 1999 and dated October 15, 1998 for Scudder Money Market
Series: Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103. The Annual Report to Shareholders of Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series dated December 31, 1998, is incorporated by reference into and is hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                            Page

THE FUNDS AND THEIR OBJECTIVES.................................................1
      General Investment Objectives and Policies...............................1
      Master/feeder structure..................................................1
      Cash Fund................................................................1
      Tax Free Fund............................................................3
      Government Fund..........................................................4
      Investment Restrictions..................................................4

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES.....................................5

PURCHASING SHARES..............................................................6
      Wire Transfer of Federal Funds...........................................7
      Additional Information About Making Subsequent Investments by QuickBuy...7
      Share Certificates.......................................................8


EXCHANGES AND REDEMPTIONS......................................................8
      Exchanges................................................................8
      Redemption by Telephone..................................................9
      Redemption By QuickSell.................................................10
      Redemption by Mail or Fax...............................................10
      Redemption by Checkwriting..............................................11

FEATURES AND SERVICES OFFERED BY THE FUNDS....................................12
      The No-Load Concept.....................................................12
      Internet access.........................................................13
      Dividends and Capital Gains Distribution Options........................13
      Scudder Investor Centers................................................14
      Reports to Shareholders.................................................14
       Transaction Summaries..................................................14

THE SCUDDER FAMILY OF FUNDS...................................................14

SPECIAL PLAN ACCOUNTS.........................................................19
      Scudder Retirement Plans: Profit-Sharing and Money Purchase Pension
        Plans for Corporations and Self-Employed Individuals..................19
      Scudder 401(k): Cash or Deferred Profit-Sharing Plan for
        Corporations and Self-Employed Individuals............................19
      Scudder IRA:  Individual Retirement Account.............................20
      Scudder Roth IRA:  Individual Retirement Account........................20
      Scudder 403(b) Plan.....................................................21
      Automatic Withdrawal Plan...............................................21
      Group or Salary Deduction Plan..........................................21

DIVIDENDS.....................................................................22


PERFORMANCE INFORMATION.......................................................22
      Yield...................................................................23
      Effective Yield.........................................................23
      Average Annual Total Return.............................................23
      Cumulative Total Return.................................................24
      Total Return............................................................25
      Tax-Equivalent Yield....................................................25
      Comparison of Fund Performance..........................................25

THE PROGRAM...................................................................28

ORGANIZATION OF THE FUNDS.....................................................29

INVESTMENT ADVISER............................................................30
      Personal Investments by Employees of the Adviser........................32

DISTRIBUTOR...................................................................33

                                                                            Page

DIRECTORS AND OFFICERS........................................................34


REMUNERATION..................................................................36
      Responsibilities of the  Board -- Board and Committee Meetings..........36
      Compensation of Officers and Directors..................................36


TAXES ........................................................................37

PORTFOLIO TRANSACTIONS........................................................39

NET ASSET VALUE...............................................................40

ADDITIONAL INFORMATION........................................................41
      Experts.................................................................41
      Other Information.......................................................41

FINANCIAL STATEMENTS..........................................................42


APPENDIX
      Corporate and Municipal Bonds
      Corporate and Municipal Commercial Paper
      Municipal Notes

                         THE FUNDS AND THEIR OBJECTIVES

      (See "Investment objectives and policies" and "Additional information about policies and investments" in the Funds' Prospectuses)


General Investment Objectives and Policies


      Scudder Money Market Series ("Cash Fund"), Scudder Tax Free Money Market Series ("Tax Free Fund") and Scudder Government Money Market Series ("Government Fund") (collectively, the "Funds") are the three diversified investment portfolios comprising Scudder Fund, Inc. (the "Corporation"), a professionally managed open-end, management investment company. Each Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. In addition, the Tax Free Fund also seeks to provide current income that is exempt from federal income taxes. There can be no assurance that any of the Funds will achieve its investment objectives.

      Each of the Funds offers classes of shares as follows: Scudder Money Market Series offers Premium Money Market Shares, Prime Reserve Money Market Shares, Managed Shares and Institutional Shares; Scudder Tax Free Money Market Series offers Managed Shares and Institutional Shares; and Scudder Government Money Market Series offers Managed Shares and Institutional Shares.


      Securities in which the Funds invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk. Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that each will be able to do so.


      Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders.

       Each Fund's investment adviser is Scudder Kemper Investments, Inc. (the "Adviser"), a leading provider of U.S. and international investment management services for clients throughout the world. See "Investment Adviser."


Master/feeder structure

      The Board of Directors has the discretion to retain the current distribution arrangement for each Fund while investing in a master fund in a master/feeder fund structure as described below.


      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Cash Fund


      The Cash Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit ("CD's"), bankers' acceptances and variable amount master demand notes.

      The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; and (iv) are obligations which, in the opinion of the Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

      Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Fund is limited by its nonfundamental policy in the amount of its total assets that may be in investments that are not illiquid including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.


      The Fund may invest in U.S. dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of U.S. banks under circumstances where the instruments are guaranteed as to principal and interest by the U.S. bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Adviser believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by U.S. banks than in the case of other foreign money market instruments.


      There is no limitation on the amount of the Fund's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Governmental agency or instrumentality.


      Except for obligations of foreign banks and foreign branches of U.S. banks, the Fund will not invest in the securities of foreign issuers. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).


      Generally, the commercial paper purchased by the Fund is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or better by Standard & Poor's Corporation ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Corporation's Board of Directors.

      The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest. The Adviser monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Fund may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.


      Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.


      The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

      The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

      Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.


      All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

      In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Tax Free Fund

      The Tax Free Fund seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Fund may also invest in certain taxable obligations on a temporary defensive basis, as described below.

      Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.


      The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

      The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

      Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch.


      If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund. From time to time the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar types of projects; other municipal obligations have issuers located in the same state.


      The floating and variable rate municipal obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying municipal obligations, usually private activity bonds, in the proportion that the Fund's interest bears to the total principal amount of such municipal obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Fund may invest in certificates of participation even if the underlying municipal obligations carry stated maturities in excess of one year, if compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "SEC") is met. The income received on certificates of participation constitutes interest from tax-exempt obligations.

      The Fund may, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, elect to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities.


      The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

      All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

      In addition, the Fund may enter into repurchase agreements, and invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features. The Fund intends to take the position that it is the owner of any municipal obligation acquired with a put feature, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear.

Government Fund

      The Government Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.

      In addition, the Fund may invest in variable or floating rate obligations, when-issued securities and securities with put features.

Investment Restrictions


      Unless specified to the contrary, the following restrictions are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

      Under ordinary market conditions, the Funds will maintain at least 80% of the value of its total assets in obligations that are exempt from federal taxes and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Fund.


      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

      Each Fund has elected to be classified as a diversified series of an open-end investment company.

In addition, as a matter of fundamental policy, each Fund may not:

      (1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (5) purchase physical commodities or contracts relating to physical commodities;

      (6) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans; or

      (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

As a matter of nonfundamental policy, each Fund currently does not intend to:

      (1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; or

      (2) lend portfolio securities in an amount greater than 5% of its total assets.


                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES


       (See "Additional information about policies and investments" in the
                              Funds' Prospectuses)

      Municipal Notes. The Tax Free Fund and the Cash Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), construction loan notes and project notes. Municipal notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

      TANs An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making the issuer's payments on TANs.

      BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used by the issuers to pay the principal of, and interest on, BANs.

      RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

Loans of Portfolio Securities. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Funds will not enter into any security lending arrangement having a duration of longer than one year. Securities that a Fund may receive as collateral will not become part of that Fund at the time of the loan. In the event of a default by the borrower, such Fund will, if permitted by law, dispose of the collateral except for such part thereof that is a security in which such Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. No Fund will lend securities having a value that exceeds 5% of the current value of its total assets. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Corporation or the Adviser.

Industry Concentration. To the extent the Cash Fund's investments are concentrated in the banking industry, the Cash Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of the investment return on the Cash Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, and the effects of competition within the banking industry as well as with other types of financial institutions.


      The foregoing policies and activities of the Funds are not fundamental and may be changed by the Board of Directors of the Corporation without the approval of shareholders.


Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

      Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. Each Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event each Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

      The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


                                PURCHASING SHARES


 (See "Transaction information -- Purchasing shares" in the Funds' Prospectuses)

      Each Fund has specific minimum initial investment requirements for each class of shares. The Prime Reserve Shares require a minimum initial investment of $10,000 and a minimum subsequent investment of $1,000. The Premium Shares require a $25,000 minimum initial investment and a minimum subsequent investment of $1,000. The Managed Shares require a $100,000 minimum initial investment and a minimum subsequent investment of $1,000. The Institutional Shares require a $1,000,000 minimum investment and have no minimum subsequent investment. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Funds and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Funds. Investment minimums may also be waived for Directors and officers of the Corporation. The Funds, Scudder Investor Services, Inc. and Scudder Financial Intermediary Services Group each reserves the right to reject any purchase order. All funds will be invested in full and fractional shares.

Wire Transfer of Federal Funds


      Orders for shares of a Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 4:00 p.m. for the Cash Fund and the Government Fund (eastern time) and at 2:00 p.m. for the Tax Free Fund on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. or 2:00 p.m., respectively. In addition, if investors known to the Funds notify the Funds by 4:00 p.m. for the Cash Fund and the Government Fund and by 2:00 p.m. for the Tax Free Fund that they intend to wire federal funds to purchase shares of any Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. for the Cash Fund and the Government Fund and at 2:00 p.m. for the Tax Free Fund the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Funds on the business day after the check is deposited.


      Shares of any Fund may be purchased by writing or calling the Transfer Agent. Orders for shares of a particular class of a Fund will be executed at the net asset value per share of such class next determined after an order has become effective.

      Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.


      By investing in a Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and performance information -- dividends and capital gains distributions" in the Funds' Prospectuses.


Additional Information About Making Subsequent Investments by QuickBuy


      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.


      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. No Fund will be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Share Certificates


      Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in any Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

      Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.


                            EXCHANGES AND REDEMPTIONS


       (See "Transaction Information -- Exchanges and Redemptions" in the
                              Funds' Prospectuses)


      Payment of redemption proceeds may be made in securities. The Corporation may suspend the right of redemption with respect to any Fund during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of that Fund not reasonably practicable.


      A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Corporation. This permits an investor to resume investments.


Exchanges


      The following information regarding exchanges applies only to Scudder Prime Reserve Money Market Shares ("Prime Reserve Shares") and Scudder Premium Money Market Shares ("Premium Shares") and each Fund's class of Managed Shares. The exchange privileges listed below do not apply to the Institutional Shares.

      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $10,000 for Prime Reserve Shares, $25,000 for Premium Shares and $100,000 for Managed Shares. Exchanges into other Scudder Funds may have lower minimum exchange requirements. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $1,000 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Funds' prospectuses.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.


      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding (See "TAXES").

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.


      Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

      In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.


      (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.


      Telephone redemption is not available with respect to shares represented by share certificates or shares held in certain retirement accounts.


      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Prime Reserve and the Premium Shares have a $5 charge for wire redemptions. The Managed Shares have a $5 charge for wire redemptions unless it is for an amount of $1,000 or greater or it is a sweep account. The Institutional Shares do not charge a wire fee.


Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.


      Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By QuickSell


      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax


      Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in the Funds' prospectuses.


      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

      It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

      The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.


Redemption by Checkwriting

      The following information regarding Redemption by Checkwriting applies only to Prime Reserve Shares and Premium Shares and each Fund's class of Managed Shares. Redemption by Checkwriting does not apply to the Institutional Shares.

      All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $1,000 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Minimum balances for Scudder Prime Reserve Money Market Shares

      Initial minimum investment in the Prime Reserve Shares is $10,000. Shareholders should maintain a share balance worth at least $7,500 (which minimum amount may be changed by the Board of Directors). Account balances will be reviewed periodically and shareholders with accounts below $7,500 will receive 30 days' notice, after which, if the balance is not increased to the required level, the balance of the account will be automatically exchanged into Scudder Cash Investment Trust, another money market fund which has a lower minimum balance and may have a lower yield requirement and different expenses. Once the balance of the account has been exchanged into Scudder Cash Investment Trust, Prime Reserve checks are no longer valid and should be destroyed; however, other services requested by shareholders (such as Automatic Investment
Plan) will be carried over and remain in effect.

      Accounts with balances below $2,500, which is the minimum balance required for Scudder Cash Investment Trust, will be automatically liquidated and the check sent to the shareholder's address of record.

      The Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

      Please refer to "Exchanges and Redemptions -- Other Information" in this combined Statement of Additional Information for more information.

Minimum balances for Scudder Premium Money Market Shares

      The initial minimum investment requirement in the Fund is $25,000. Shareholders should maintain a share balance worth at least $20,000 (which minimum amount may be changed by the Board of Directors).

      Shareholders whose account balance falls below $20,000 for at least 30 days will be given 60 days' notice to bring the account back up to $20,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

      Please refer to "Exchanges and Redemptions -- Other Information" in this combined Statement of Additional Information for more information.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS


            (See "Shareholder benefits" in the Funds' prospectuses.)

The No-Load Concept

      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under Rule 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules , a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

      Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase No-Load to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds No-Load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================
                    Scudder                                     No-Load Fund
                    No-Load       8.50% Load   Load Fund with    with 0.25%
     YEARS           Fund            Fund      0.75% 12b-1 Fee   12b-1 Fee
--------------------------------------------------------------------------------
       10           $25,937         $23,733        $24,222         $25,354
--------------------------------------------------------------------------------
       15            41,772          38,222         37,698          40,371
--------------------------------------------------------------------------------
       20            67,275          61,557         58,672          64,282
================================================================================

      Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access


World Wide Web Site -- The address of the Scudder Funds site is http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


      The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

      Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.


Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.


      Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.


      An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

      A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.


Dividends and Capital Gains Distribution Options

      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectuses for the address.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

      Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders

      The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.


                           THE SCUDDER FAMILY OF FUNDS


       (See "Investment products and services" in the Funds' prospectus.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.


MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.


      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.


      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET


      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.


      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Ohio Tax Free Fund seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.


      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.


      Scudder Corporate Bond Fund seeks a high level of current income through investment primarily in investment-grade corporate debt securities.


      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.


      Scudder Dividend & Growth Fund seeks high current income and long-term growth of capital through investment in income paying equity securities.


      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.


      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.


      Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

   Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund** seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.


      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.


   Growth

      Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.


      Scudder Development Fund seeks long-term growth of capital by investing primarily in medium-size growth companies with the potential for sustainable above-average earnings growth.


      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

----------
**    Only the Scudder Shares are part of the Scudder Family of Funds.

GLOBAL EQUITY


   Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.


      Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.


      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.


      Scudder International Fund*** seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.


      Scudder Global Discovery Fund** seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

   Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.


INDUSTRY SECTOR FUNDS

   Choice Series

      Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

      Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

      Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.


----------
***   Only the International Shares are part of the Scudder Family of Funds.

SCUDDER PREFERRED SERIES

      Scudder Tax Managed Growth Fund seeks long-term growth of capital on an after-tax basis by investing primarily in established, medium- to large-sized U.S. companies with leading competitive positions.

      Scudder Tax Managed Small Company Fund seeks long-term growth of capital on an after-tax basis through investment primarily in undervalued stocks of small U.S. companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.


                              SPECIAL PLAN ACCOUNTS


          (See "Scudder tax-advantaged retirement plans," "Purchases -- By Automatic Investment Plan" and "Exchanges and redemptions
           -- By Automatic Withdrawal Plan" in the Fund's prospectus.)

      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.


      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals


      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account


      Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account ("IRA") which meets the requirements of Section 408(a) of the Internal Revenue Code.

      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.


      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

      The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

--------------------------------------------------------------------------------
     Starting                     Annual Rate of Return
      Age of        ------------------------------------------------------------
  Contributions           5%                10%               15%
--------------------------------------------------------------------------------
        25             $253,680          $973,704         $4,091,908
        35              139,522           361,887            999,914
        45               69,439           126,005            235,620
        55               26,414            35,062             46,699


      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)


                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

--------------------------------------------------------------------------------
     Starting                     Annual Rate of Return
      Age of        ------------------------------------------------------------
  Contributions           5%                10%               15%
--------------------------------------------------------------------------------
        25             $119,318          $287,021          $741,431
        35               73,094           136,868           267,697
        45               40,166            59,821            90,764
        55               16,709            20,286            24,681


Scudder Roth IRA: Individual Retirement Account

      Shares of the Fund may be purchased as the underlying investment for a Roth Individual Retirement Account ("Roth IRA") which meets the requirements of
Section 408A of the Internal Revenue Code.

      A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

      An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.


      All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

      An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


Scudder 403(b) Plan


      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.


Automatic Withdrawal Plan


      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.


      The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.


Uniform Transfers/Gifts to Minors Act


      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.


                                    DIVIDENDS


     (See "Distribution and performance information -- Dividends and capital gains distributions" in the Funds' Prospectuses)

      The Corporation declares dividends on the outstanding shares of each Fund from each Fund's net investment income at the close of each business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund on the day of declaration. Realized capital gains and losses (other than long-term capital gains) may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund on that day.


      Investment income for a Fund includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.


      Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same class of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund forwards to the Custodian the monies for dividends to be paid in cash on the payment date.


      Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

                             PERFORMANCE INFORMATION


                (See "Distribution and performance information --
              Performance information" in the Funds' Prospectuses)

      From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be calculated separately for each class of a Fund's shares. Because each class of shares is subject to different expenses, the net yield of each class of a particular Fund for the same period may differ. Performance information enumerated below is based on the following periods for each class of Scudder Money Market Series: Institutional Class of Shares from December 31, 1997 through

December 31, 1998, Managed Class of Shares from December 31, 1997 through December 31, 1997, Premium Class of Shares from December 31, 1997 through June 30, 1998 and Prime Reserve Class of Shares from October 15, 1998 through December 31, 1998. Performance information enumerated below is based on the following periods for each class of Scudder Tax Free Money Market Series and Scudder Government Money Market Series: Institutional Class of Shares from December 31, 1997 through December 31, 1998, and Managed Class of Shares from December 31, 1997 through December 31, 1998. These performance figures may be calculated in the following manner:


Yield


      The Corporation makes available various yield quotations with respect to shares of the Funds. The annualized yield for the Money Market Fund, Tax Free Fund and Government Fund for the seven-day period ended December 31, 1998 for the Institutional Shares were x.xx%, x.xx% and x.xx%, respectively; and for the Managed Shares were x.xx%, x.xx% and x.xx%, respectively. The annualized yield for the Premium Money Market Shares of the Money Market Fund for the seven-day period ended December 31, 1998 was x.xx%. Each Fund's yield may fluctuate daily and does not provide a basis for determining future yields. The foregoing yields were computed separately for each class of each Fund by determining the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses, including the management fee payable to the Adviser.


      Current yield for each Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to such Funds. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities and compute expenses.

Effective Yield


      The effective yield for each Fund is calculated in a similar fashion to yield, except that the seven-day period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1


      The effective yields (i.e., on a compound basis, assuming the daily reinvestment of dividends) for the Money Market Fund, Tax Free Fund and the Government Fund for the seven-day period ended December 31, 1998 for the Institutional Shares were x.xx%, x.xx% and x.xx%, respectively; and for the Managed Shares were x.xx%, x.xx% and x.xx%, respectively. The effective yield for the Premium Money Market Shares of the Money Market Fund for the seven-day period ended December 31, 1998 was x.xx%.


Average Annual Total Return


      Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years and the life of a Fund, where applicable, all ended on the last day of a recent calendar quarter and is calculated separately for each class of each Fund. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in the same class of Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1


Where:
              P      =     a hypothetical initial investment of $1,000.
              T      =     Average Annual Total Return.
              N      =     Number of years.
              ERV    =     ending redeemable value: ERV is the value, at the
                           end of the applicable period, of a hypothetical
                           $1,000 investment made at the beginning of the applicable period.

         Average Annual Total Return for periods ended December 31, 1998

                                         Since
                                       Inception* One Year  Five Years Ten Years
Institutional Class of Shares
   Scudder Money Market Series            x.xx%     x.xx%      N/A        N/A
   Scudder Tax Free Money Market
     Series                               x.xx%     x.xx%      N/A        N/A
   Scudder Government Money
     Market Series                        x.xx%     x.xx%      N/A        N/A
Managed Class of Shares
   Scudder Money Market Series            x.xx%     x.xx%     x.xx%      x.xx%
   Scudder Tax Free Money Market
     Series                               x.xx%     x.xx%     x.xx%      x.xx%
   Scudder Government Money
     Market Series                        x.xx%     x.xx%     x.xx%      x.xx%
Premium Class of Shares                   x.xx%**    N/A       N/A        N/A
Prime Reserve Class of Shares             x.xx%      N/A       N/A        N/A

* The Institutional Class of each Fund and the Premium Class of Money Market Series commenced operations on July 7, 1997, and August 4, 1997, respectively. The Prime Reserve Class of Money Market Series commenced operations on October 15, 1998.

** Average annual total returns for the Premium Class of Shares are for the period ended June 30, 1998.


Cumulative Total Return


      Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated separately for each class of shares of a Fund by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):


                                 C = (ERV/P) - 1


                  Where:

              C      =     Cumulative Total Return.
              P      =     a hypothetical initial investment of $1,000.
              ERV    =     Ending redeemable value:  ERV is the
                           value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

          Cumulative Total Return for periods ended December 31,  1998

                                         Since
                                       Inception* One Year  Five Years Ten Years
Institutional Class of Shares
  Money Market Fund                      x.xx%      x.xx%      N/A       N/A
  Tax Free Fund                          x.xx%      x.xx%      N/A       N/A

  Government Fund                        x.xx%      x.xx%      N/A       N/A
Managed Class of Shares
  Money Market Fund                      x.xx%      x.xx%     x.xx%     x.xx%
  Tax Free Fund                          x.xx%      x.xx%     x.xx%     x.xx%
  Government Fund                        x.xx%      x.xx%     x.xx%     x.xx%
Premium Money Market Shares              x.xx%**     N/A       N/A       N/A
Prime Reserve Class of Shares            x.xx%       N/A       N/A       N/A

* The Institutional Class of each Fund and the Premium Class of Money Market Series commenced operations on July 7, 1997, and August 4, 1997, respectively. The Prime Reserve Class of Cash Fund commenced operations on October 15, 1998.

** Cumulative total returns for the Premium Class of Shares are for the period ended June 30, 1998.


Total Return

      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Tax-Equivalent Yield


      For the Scudder Tax Free Money Market Series, Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated separately for each class of shares of a Fund by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers with a federal tax rate of 39.6% would need to earn a taxable yield of x.xx% to receive after-tax income equal to the x.xx% tax-free yield of Institutional Class of shares for Scudder Tax Free Money Market Series for the 30 day period ended December 31, 1998.


Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.


      In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, Directors and officers of the Corporation, a Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage a Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


      The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.


      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.


      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.


      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:


American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.


Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.


Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.


Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.


Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.


Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.


IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."


Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.


Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.


Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.


SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.


Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.


Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                                   THE PROGRAM


      Scudder Treasurers Trust(TM) (the "Program") is a corporate and institutional cash investment program with respect to the Funds. The Program is designed especially for treasurers and financial officers of small and middle-sized corporations and financial institutions. The Funds reduce substantially the costs and inconvenience of direct investment in individual securities. They help reduce risk by diversifying investments across a broad range of securities. They also provide flexibility since shares can be redeemed from or exchanged between any of the Funds at no extra cost with the exception of the Institutional Shares which are not exchangeable.

      The Funds seek to provide busy executives with assistance in the professional management of their cash reserves. These executives frequently engage experts (meaning experienced professionals) for services requiring specialized knowledge and expertise. The investment of liquid assets is one such service. Each of the Funds has a different objective and offers full-time professional reserve asset management, which is frequently not available from traditional cash management providers. The Program can help institutional cash managers take advantage of today's investment opportunities and techniques to improve the performance of their liquid assets.

      The Funds allow small and middle-sized businesses and other institutions to take advantage of the investment management services of the Adviser. The Adviser's investment counsel clients include corporations, foundations, institutions, insurance companies, endowments, trusts, retirement plans and individuals.

      The Funds also anticipate lower expense ratios than those of money market mutual funds designed for individual investors because the Funds' average account balances are normally higher than those of the average money market fund. The Program also offers special services designed for the convenience of corporate and institutional treasurers.


      Each of the Funds seeks to provide the combination of price stability, liquidity and current income that treasurers often require for liquid assets such as operating reserves.

                            ORGANIZATION OF THE FUNDS


              (See "Fund organization" in the Funds' Prospectuses)

      The Corporation was formed on June 18, 1982 under the laws of the State of Maryland. The authorized capital stock of the Corporation consists of 10,000,000,000 shares having a par value of $.001 per share. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of capital stock. Pursuant to that authority, the Board of Directors has created twenty-eight classes which are not currently offered but which may be in the future.

      Pursuant to authority expressly granted by of the Charter of the Corporation, the Board of Directors has reclassified one billion (1,000,000,000) shares of authorized and issued Capital Stock previously classified as Premium Money Market Shares as Scudder Prime Reserve Money Market Shares. Prior to the reclassification, two billion (2,000,000,000) shares of Capital Stock were classified as shares of Scudder Premium Money Market Shares. After the reclassification, one billion (1,000,000,000) shares of Capital Stock are classified as shares of the Scudder Premium Money Market Shares and one billion (1,000,000,000) shares of Capital Stock are classified as shares of Scudder Prime Reserve Money Market Shares, and designated and classified nine hundred seventy-five million (975,000,000) shares of the authorized but unissued shares of the Managed Federal Securities Fund of the Corporation Capital Stock into the Institutional Sub-Class of the Scudder Money Market Series of the Corporation's Capital Stock.

      The Board of Directors has subdivided Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds") into classes. In addition, with respect to Scudder Tax Free Money Market Series and Scudder Government Money Market Series, there is one additional class of Capital Stock, to be referred to for all purposes as "Institutional Shares," and with respect to Scudder Money Market Series, three additional classes of Capital Stock, to be referred to for all purposes as "Institutional Shares" and the "Premium Money Market Shares" or "Premium Shares," and "Prime Reserve Money Market Shares."

      After giving effect to the above classifications of Capital Stock, with respect to these three Funds, the Corporation shall have, in addition to the three billion four hundred million (3,400,000,000) shares of Capital Stock previously classified as set forth in the Charter, four billion five hundred seventy-five million (4,575,000,000) shares of its authorized Capital Stock classified as the Scudder Money Market Series, which is further classified into eight hundred million (800,000,000) Managed Shares, one billion seven hundred seventy-five million (1,775,000,000) Institutional Shares, one billion (1,000,000,000) Premium Money Market Shares and one billion (1,000,000,000) Prime Reserve Money Market Shares; one billion (1,000,000,000) shares of Capital Stock classified as the Scudder Tax Free Money Market Series, which is further classified into five hundred million (500,000,000) Managed Shares and five hundred million (500,000,000) Institutional Shares; and three billion (3,000,000,000) shares of Capital Stock classified as and the Scudder Government Money Market Series, which is further classified into one billion five hundred million (1,500,000,000) Managed Shares and one billion five hundred million (1,500,000,000) Institutional Shares.

      Each share of each class of a Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation. As used in the Prospectuses and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Corporation's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Corporation's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund, class or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the class or portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.


      Each share of a Fund of the Corporation represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Corporation's Board of Directors. In the event of the liquidation or dissolution of the Corporation, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to a Fund that are available for distribution.


      Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Corporation.

                               INVESTMENT ADVISER


   (See "Fund organization -- Investment adviser" in the Funds' Prospectuses)

      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928, it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

      The Adviser maintains a large research department, which conducts continual studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

      Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of most favorable net results to a Fund.

      The continuance of the Investment Management Agreement dated July 7, 1997, between each Fund and the Adviser, was last approved by the Directors on April 24, 1997. Because the transaction between Scudder and Zurich resulted in the assignment of the Funds' investment management agreements with Scudder Kemper, the agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between the Funds and the Adviser were approved by the Directors on August 6, 1997. At the special meeting of the Funds' shareholders held on October 27, 1997, the shareholders also approved the new investment management agreements. The new investment management agreements (the "Agreements") became effective as of December 31, 1997 and were in effect for an initial term ending on September 30, 1998. The Agreements are in all material respects on the same terms as the previous investment management agreements which they supersede. The Agreements incorporate conforming changes which promote consistency among all of the funds advised by the Adviser, and which permit ease of administration.

      The Agreements dated December 31, 1997 were last approved by the Directors of the Corporation on August 6, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreements or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporation's Directors or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminate in the event of their reassignment.

      On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

      Upon consummation of this transaction, each Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved new investment management agreements with Scudder Kemper, which are substantially identical to the current investment management agreements, except for the dates of execution and termination. These agreements became effective upon the termination of the then current investment management agreements and will be submitted for shareholder approval at special meetings currently scheduled to take place in December 1998.

      Subject to policy established by the Corporation's Board of Directors, which has overall responsibility for the business and affairs of each Fund, the Adviser manages the operations of each Fund. In addition to providing advisory services, the Adviser furnishes office space and certain facilities and personnel required for conducting the business of the Funds and the Adviser pays the compensation of the Corporation's officers, directors and employees affiliated with the Adviser or its affiliates. Although the Adviser currently pays the compensation, as well as certain expenses, of all officers and employees of the Corporation who are affiliated with the Adviser or its affiliates, the terms of the Investment Management Agreements ("Agreements") state that the Adviser is not obligated to pay the compensation and expenses of the Corporation's clerical employees other than those providing advisory services. The Adviser, however, has represented to the Corporation's Board of Directors that its current intention is to continue to pay such compensation and expenses.

      For the period January 1, 1997 until July 7, 1997, the Adviser received a management fee from each Fund at an annual rate of 0.40% for the first $1.5 billion of average daily net assets and 0.35% of such assets in excess of $1.5 billion. Until July 7, 1997, the Adviser had agreed to waive a portion of its investment management fee for each of the Cash Fund and Government Fund to the extent necessary so that the total annualized expenses of each Fund did not exceed 0.55% of average daily net assets. Effective July 7, 1997, the Adviser receives a management fee at an annual rate of 0.25% of average daily net assets for each Fund. For the period beginning July 7, 1997 and extending to April 30, 1999 there is a management fee waiver for the Cash Fund, Tax Free Fund and Government Fund of 0.05%, 0.10% and 0.15%, respectively. Management fees are computed daily and paid monthly.

      In addition, from time to time, the Adviser may voluntarily absorb certain additional expenses of Scudder Money Market Series. The level of this voluntary absorption shall be in the Adviser's discretion and is in addition to the Adviser's agreement to waive a portion of its investment management fee.

      For the Corporation's fiscal year ended December 31, 1998, the Adviser did not impose fees of $xxx,xxx, $xx,xxx, and $xxx,xxx and did impose fees of $x,xxx,xxx, $xxx,xxx, and $xx,xxx, of which $xxx,xxx, $xx,xxx, and $xx,xxx, remain unpaid, for the Money Market Series, Tax Free Money Market Series, and Government Money Market Series, respectively.

      For the Corporation's fiscal year ended December 31, 1997, the Adviser did not impose fees of $374,936, $69,182, and $129,520 and did impose fees of $1,301,440, $337,288, and $11,942, of which $123,101, $11,560, and $66,141, remain unpaid, for the Money Market Series, Tax Free Money Market Series, and Government Money Market Series, respectively.

      For the Corporation's fiscal year ended December 31, 1996, management fees paid to the Adviser were $1,227,581 for the Cash Fund, $587,278 for the Tax Free Fund and $131,141 for the Government Fund. Had the Adviser not waived $274,989 of its management fee for the Cash Fund and $150,102 of its management fee for the Government Fund, the total fee paid by each Fund in 1996 would have been $1,502,570 and $281,243, respectively.

      For the Corporation's fiscal year ended December 31, 1995, management fees paid to the Adviser were $1,045,111 for the Cash Fund, $530,696 for the Tax Free Fund and $62,892 for the Government Fund. Had the Adviser not waived $474,280 of its management fee for the Cash Fund and of $211,734 its management fee for the Government Fund, the total fee paid by each such Fund in 1995 would have been $1,519,391 and $274,626, respectively.

      Each Agreement provides that the relevant Fund pay all of its expenses that are not specifically assumed by the Adviser. (Expenses attributable to a specific class of each Fund will be charged against the assets of that class of the Fund, other expenses of the Corporation will be allocated among the Funds in a manner which may, but need not, be proportionately in relation to the net assets of each Fund.) Expenses payable by each of the Funds include, but are not limited to, organizational expenses; clerical salaries; brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of the transfer agent of the Fund; the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of the Fund; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Corporation who are not employees or affiliates of the Adviser or its affiliates; travel expenses of all officers, directors and employees; insurance premiums; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians of the Funds' assets.

      Each Agreement will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Corporation's Board of Directors and (ii) by a majority of the Directors of the Corporation who are not parties to the investment management contract or "interested persons" (as defined in the 1940 Act) of any such party. Each of the Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.


Personal Investments by Employees of the Adviser


      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                   DISTRIBUTOR


       (See "Fund organization -- Distributor" in the Funds' Prospectuses)

      Pursuant to a contract with the Corporation, Scudder Investor Services, Inc., a subsidiary of the Adviser, serves as the Corporation's principal underwriter in connection with a continuous offering of shares of the Corporation. The Distributor may enter into agreements with other broker/dealers for the distribution of Fund shares. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Fund shares. As principal underwriter, it accepts purchase orders for shares of each Fund. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of each Fund. After the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs. The Distributor may enter into agreements with other broker dealers for the distribution of fund shares.

      The Corporation's underwriting agreement dated September 7, 1998, will remain in effect until September 30, 1999, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Directors or a majority of the outstanding voting securities of the Corporation. The underwriting agreement was last approved by the Directors on August 12, 1998.

      Under the principal underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Corporation and the Distributor.

      The Distributor pays for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor pays all fees and expenses in connection with its qualification and registration as a broker/dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by each Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.

Note: Although the Corporation does not currently have a 12b-1 Plan and the Directors have no current intention of adopting one, the Corporation will also pay those fees and expenses permitted to be paid or assumed by the Corporation pursuant to a 12b-1 Plan, if any, were adopted by the Corporation, notwithstanding any other provision to the contrary in the underwriting agreement.

      As agent the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of each Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of either Fund.

                             DIRECTORS AND OFFICERS

      The principal occupations of the Directors and executive officers of the Corporation for the past five years are listed below.


                                                             Position with
                                                             Underwriter,
                                                             Scudder Investor
                        Position with   Principal            Services,
Name, Age and Address   Corporation     Occupation*          Inc.
---------------------   -----------     -----------          ----------------

Daniel Pierce (65)+ #   President       Managing Director    Vice President,
                                        of Scudder Kemper    Director and
                                        Investments, Inc.    Assistant
                                                             Treasurer

Dr. Rosita P. Chang     Trustee         Professor of         --
(44)                                    Finance, University
PACAP Research Center                   of Rhode Island
College of Business
Administration
University of Rhode
Island
7 Lippitt Road
Kingston, RI
02881-0802

Dr. J. D. Hammond (65)  Trustee         Dean, Smeal College  --
801 Business                            of Business
Administration  Bldg.                   Administration,
Pennsylvania State                      Pennsylvania State
University                              University
University Park, PA
16802

Edgar R. Fiedler (70)#  Director        Senior Fellow and    --
50023 Brogden                           Economic
Chapel Hill, NC  27514                  Counselor, The
                                        Conference Board,
                                        Inc.

Peter B. Freeman (67)   Director        Corporate Director   --
100 Alumni Avenue                       and Trustee
Providence, RI  02906

Richard M. Hunt (72)    Director        University Marshal
University  Marshal's                   and Senior
Office                                  Lecturer, Harvard
Wadsworth House                         University
1341 Massachusetts
Avenue
Harvard University
Cambridge, MA  02138

Thomas W. Joseph        Vice President  Senior Vice          Vice President,
(60)+                   and Assistant   President of         Director,
                        Secretary       Scudder Kemper       Treasurer and
                                        Investments, Inc.    Assistant Clerk

Thomas F. McDonough     Vice            Senior Vice          Assistant Clerk
(52)+                   President and   President of
                        Secretary       Scudder Kemper
                                        Investments, Inc.

Kathryn L. Quirk (46)++ Vice President  Managing Director    Senior Vice
                                        of Scudder Kemper    President,
                                        Investments, Inc.    Director and
                                                             Clerk

Frank J. Rachwalski,    Vice President  Managing Director    --
Jr.                                     of Scudder Kemper
(54)+++                                 Investments, Inc.

                                                             Position with
                                                             Underwriter,
                                                             Scudder Investor
                        Position with   Principal            Services,
Name, Age and Address   Corporation     Occupation*          Inc.
---------------------   -----------     -----------          ----------------

Ann M. McCreary (42)    Vice President  Senior Vice          --
                                        President of
                                        Scudder Kemper
                                        Investments, Inc.

John R. Hebble (41)+    Treasurer       Senior Vice          --
                                        President of
                                        Scudder Kemper
                                        Investments, Inc.

Caroline Pearson (37)+  Assistant       Senior Vice          --
                        Secretary       President of
                                        Scudder Kemper
                                        Investments, Inc.;
                                        Associate, Dechert
                                        Price & Rhoads (law
                                        firm) 1989 to 1997

* All the Directors and Officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
#     Messrs. Pierce and Fiedler are members of the Executive Committee.
+     Address: Two International Place, Boston, Massachusetts
++    Address: 345 Park Avenue, New York, New York
+++   Address: 222 South Riverside Plaza, Chicago, Illinois
++++  Address: 333 South Hope Street, 37th Floor, Los Angeles, California


      Directors of the Corporation not affiliated with the Adviser receive from the Corporation an annual fee and a fee for each Board of Directors and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser do not receive compensation from the Corporation, but the Corporation may reimburse such Directors for all out-of-pocket expenses relating to attendance at meetings.


      As of April 1, 1999, the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of the Portfolio as of the commencement of operations.

      Certain accounts for which the Adviser acts as investment adviser owned xxx,xxx,xxx shares in the aggregate, or xx.xx% of the outstanding shares of Scudder Money Market Series (Scudder Managed Shares) on April 1, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      Certain accounts for which the Adviser acts as investment adviser owned xx,xxx,xxx shares in the aggregate, or x.xx% of the outstanding shares of Scudder Money Market Series (Scudder Premium Money Market Shares) on April 1, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      Certain accounts for which the Adviser acts as investment adviser owned xx,xxx,xxx shares in the aggregate, or xx.xx% of the outstanding shares of Scudder Tax Free Money Market Series (Scudder Managed Shares) on April 1, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      Certain accounts for which the Adviser acts as investment adviser owned xx,xxx,xxx shares in the aggregate, or xx,xx% of the outstanding shares of Scudder Tax Free Money Market Series (Scudder Institutional Shares) on April 1, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      Certain accounts for which the Adviser acts as investment adviser owned xx,xxx,xxx shares in the aggregate, or xx.xx% of the outstanding shares of Scudder Government Money Market Series (Scudder Institutional Shares) on

April 1, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      As of April 1, 1999, the following shareholders held of record more than five percent of such Fund:

      Scudder Money Market Series (Scudder Managed Shares).

      Scudder Money Market Series (Scudder Institutional Shares)

      Scudder Tax Free Money Market Series (Scudder Managed Shares)

      Scudder Tax Free Money Market Series (Scudder Institutional Shares)

      Scudder Government Money Market Series (Scudder Managed Shares)

      Scudder Government Money Market Series (Scudder Institutional Shares)

      As of April 1, 1999 no other persons, to the knowledge of management, owned of record or beneficially more than 5% of the outstanding shares of any Fund. To the extent that any of the above institutions is the beneficial owner of more than 25% of the outstanding Shares of the Corporation or a Fund, it may be deemed to be a "control" person of the Corporation of such Fund for purpose of the 1940 Act.


                                  REMUNERATION


Responsibilities of the Board -- Board and Committee Meetings

      The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

      The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

      All the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.


Compensation of Officers and Directors


      The Independent Directors receive the following compensation from the Funds of Scudder Fund, Inc.: an annual Director's fee of $1,500; a fee of $150 for attendance at each Board Meeting, Audit Committee Meeting or other meeting held for the purposes of considering arrangements between the Corporation on behalf of each Fund and the Adviser or any affiliate of the Adviser; $150 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees . Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Directors have in the past and may in the future waive a portion of their compensation.

      The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trust and from all of the Scudder funds as a group.

                     Scudder Fund, Inc.*         All Scudder Funds
                     -------------------         -----------------
                   Paid by                   Paid by
                   the         Paid by       the            Paid by
Name               Trust    the Adviser(1)   Funds       the Adviser(1)

Dr. Rosita P.
Chang, Director    $xxx        $x            $xx,xxx    $x,xxx (21 funds)

Edgar R. Fiedler,
Director           $xx,xxx     $xxx          $xxx,xxx** $xx,xxx (34 funds)

Peter B. Freeman,
Director           $x,xxx      $x,xxx        $xxx,xxx   $xx,xxx (42 funds)

Dr. J.D. Hammond,
Director           $xxx        $x            $xx,xxx    $x,xxx (22 funds)

Robert W. Lear,
Director***        $x,xxx      $xxx          $xx,xxx    $x,xxx (7 funds)

      (1) Meetings associated with the Adviser's alliance with Zurich Insurance Company. See "Investment Adviser" for additional information.

* Scudder Fund, Inc. consists of the Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series.

** This amount includes $xxx,xxx paid by the liquidation of Scudder Institutional Fund, Inc., $xx,xxx incurred in deferred compensation by Scudder Fund, Inc., and $xx,xxx paid by the remaining Scudder Funds as compensation for serving on the Boards of those Funds.


***   Mr. Lear retired from the Fund October 23, 1997.


      Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.


                                      TAXES


           (See "Distribution and Performance Information -- Taxes" in
                            the Funds' Prospectuses)


      The Prospectuses for each class of shares of the Funds describe generally the tax treatment of distributions by the Corporation. This section of the Statement includes additional information concerning federal taxes.


      Qualification by each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; or other income derived with respect to its business of investing in stock securities or currencies (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trade or business. As a regulated investment company, each Fund generally will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its investment company taxable income (including net short-term capital gain) and at least 90% of the excess of its tax exempt interest income over attributable expenses earned in each year. Investment income of a Fund includes, among other things, accretion of market and original issue discount, even though the Fund will not receive current payments on discount obligations.

      A 4% nondeductible excise tax will be imposed on a Fund (except the Tax Free Fund to the extent of its tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by a Fund that is subject to income tax will be considered to have been distributed by year-end. In addition, dividends including "exempt-interest dividends," declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by each Fund and received by shareholders on December 31 of the calendar year in which the dividend was declared. Each Fund intends that it will timely distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

      Any gain or loss realized upon a sale or redemption of shares of a Fund by an individual shareholder who is not a dealer in securities generally will be long- or short-term capital gain or loss, depending on the shareholder's holding period for the shares. However, any loss realized by a shareholder upon the sale or redemption of shares of a Fund held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder. Any loss realized by a shareholder upon the sale or redemption of shares of the Tax Free Fund held for six months or less is disallowed to the extent of any "exempt-interest" dividends received by the shareholder. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares of such Fund are re-acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

      Dividends paid out of a Fund's investment company taxable income (which includes, among other items, dividends, interest and net excess of net long-term capital losses) will be taxable to a shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U. S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the corporate dividends-received deduction generally will be long- or short-term capital gain or loss. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable to shareholders as long-term capital gains , regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

      The Tax Free Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. The Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by the Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85 percent of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the Portfolio may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constituted "exempt-interest dividends."

      Investments by a Fund in zero coupon or other original issue discount securities (other than tax-exempt securities) will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.


      Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

      Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continue to purchase or carry shares of an investment company paying exempt interest dividends (such as those of the Tax Free Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.


      Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions (other than redemption proceeds, provided the Fund maintains a constant net asset value per share) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S.
federal income tax liability.


      The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.


      Fund shareholders may be subject to state and local taxes on their Fund distributions, including distributions from the Tax Free Fund. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Tax Free Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user.


                             PORTFOLIO TRANSACTIONS


      Subject to the supervision of the Board of Directors, the Adviser is primarily responsible for the investment decisions of each of the Funds and the placing of such Funds' portfolio transactions. In placing orders, it is the policy of the Adviser to obtain the most favorable net results, taking into account such factors as price, size of order, difficulty of execution and skill required of the executing broker. While the Adviser will generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.


      To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Funds through the Distributor, which in turn places orders on behalf of the Funds. The Distributor receives no commissions, fees or other remuneration from the Funds for this service. Allocation of portfolio transactions by the Distributor is supervised by the Adviser.


      The Funds' purchases and sales of portfolio securities are generally placed by the Adviser with the issuer or a primary market maker for these securities on a net basis, without any brokerage commissions being paid by the Funds. Trading, however, does involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities but only for the purpose of seeking for the Funds the most favorable net results, including such fees, on a particular transaction. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. During the Corporation's last three fiscal years, the Funds paid no brokerage commissions.

      Research and Statistical Information. When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place orders with brokers and dealers who supply market quotations to the fund accounting agent of the Funds for valuation purposes, or who supply research, market and statistical information to the Adviser. Except for implementing the policy stated above, there is no intention on the part of the

Adviser to place portfolio transactions with particular brokers or dealers or groups thereof, and the Adviser does not place orders with brokers or dealers on the basis that such broker or dealer has or has not sold shares of the Funds. Although such research, market and statistical information is useful to the Adviser, it is the Adviser's opinion that such information is only supplementary to their own research efforts, since the information must still be analyzed, weighed and reviewed by the staff of the Adviser. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreements with the Funds, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds.


                                 NET ASSET VALUE


      Net asset value per share for each class of each Fund is determined by Scudder Fund Accounting Corporation, a subsidiary of the Adviser, on each day the Exchange is open for trading. The net asset value per share of the Cash Fund and the Government Fund is determined at 4:00 p.m., and at 2:00 p.m. for the Tax Free Fund. The net asset value per share of each class is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to those shares, by the total number of outstanding shares of that class. The Exchange is closed on Saturdays, Sundays, and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Although the Corporation intends to declare dividends with respect to each of its Funds on all other days, including Columbus Day (the second Monday in October) and Veterans' Day, no redemptions will be made on these three bank holidays nor on any of the Holidays.

      As indicated under "Transaction information -- Share price" in the Prospectuses, each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

      Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of no more than 397 calendar days and invest only in securities determined by the Board of Directors to be of high quality with minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, such Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as appropriate, including the redemption of shares in kind, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             ADDITIONAL INFORMATION

Experts


      The financial highlights of each Fund included in the Institutional Shares, the Premium Shares, and the Managed Shares prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accounts, and given on the authority of that firm as experts in accounting and auditing. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with generally accepted auditing standards and the preparation of federal tax returns.


Other Information

      The CUSIP number of the Scudder Premium Money Market Shares is 811149871


      The CUSIP number of the Scudder Institutional Money Market Shares is 811149863

      The CUSIP number of the Scudder Managed Money Market Shares is 811149202

      The CUSIP number of the Scudder Prime Reserve Money Market Shares is 811149830

      The CUSIP number of the Scudder Managed Tax Free Money Market Shares is 811149301

      The CUSIP number of the Scudder Institutional Tax Free Money Market Shares is 811149855

      The CUSIP number of the Scudder Managed Government Money Market Shares is 811149103

      The CUSIP number of the Scudder Institutional Government Money Market Shares is 811149848

      Each Fund has a fiscal year end of May 31.


      The law firm of Dechert Price & Rhoads is counsel to the Funds.


      Information enumerated below is provided at the Fund level since each Fund consisted of one class of shares (which class was redesignated as the Managed Shares Class) on December 31, 1998.

      Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Funds. Each Fund pays SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the year ended December 31, 1998, the amount charged to the Funds by SFAC aggregated $xxx,xxx for the Money Market Series, $xx,xxx for the Tax Free Money Market Series and $xx,xxx for the Government Money Market Series, of which $xx,xxx, $x,xxx and $x,xxx, respectively, remain unpaid at December 31, 1998. For the year ended December 31, 1998, the amount charged to the Funds by SFAC aggregated $xx,xxx for the Government Fund, $xx,xxx for the Cash Fund, and $xx,xxx for the Tax Free Fund, of which $x,xxx, $x,xxx, and $x,xxx, respectively.

      Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Corporation and as such performs the customary services of a transfer agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Fund shares and promptly effecting such orders; (ii) recording purchases of Fund shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status; (vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of each Fund of the Corporation. The Service Corporation applies monthly activity fees for servicing shareholder accounts of $220,000. Effective October 1, 1995 the minimum monthly charge to any Fund shall be the pro rata portion of the annual fee, determined by dividing such aggregate fee by the number of Funds of the Corporation and series of Institutional Fund. When a Fund's monthly activity charges do not equal or exceed the minimum monthly charge, the minimum will be charged. For the year ended December 31, 1997, the amount charged to the Corporation by Scudder Service Corporation aggregated $xx,xxx for the Government Fund, $xx,xxx for the Cash Fund, and $xx,xxx for the Tax Free Fund, of which $x,xxx, $x,xxx, and $x,xxx, respectively, remained unpaid at December 31, 1998. For the year ended December 31, 1998 the following amounts were charged:

                           Money        Tax Free
                           Market     Money Market    Government Money
                           Series        Series        Market Series
                           ------        ------        -------------
Managed Class             $xxx,xxx      $ xx,xxx          $ xx,xxx
Institutional Class         Xx,xxx        Xx,xxx            Xx,xxx
Premium Class               Xx,xxx        Xx,xxx            Xx,xxx

                           $xx,xxx      $ xx,xxx          $ xx,xxx

      The Directors of the Corporation have considered the appropriateness of using this combined Statement of Additional Information for the Funds. There is a possibility that a Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in this Statement of Additional Information concerning another Fund.

      The Funds' Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Corporation and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS


      The financial statements, including the investment portfolios of the Corporation, together with the Report of Independent Accountants, Financial Highlights , notes to financial statements in the Annual Reports to the Shareholders of the Funds dated December 31, 1998, and the unaudited semiannual report are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

      Effective November 13, 1998, the Corporation's Board of Directors approved a change in the Funds' fiscal year end from December 31 to May 31.

                                    APPENDIX


      The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.


Corporate and Municipal Bonds


      Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa". Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

      S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree". Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

      Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+". Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.


Corporate and Municipal Commercial Paper


      Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations".

      S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong". Commercial paper with "overwhelming safety characteristics" will be rated "A-1+".

      Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1".

Municipal Notes


      Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

      S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

      Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2".

                               SCUDDER FUND, INC.

                           PART C. - OTHER INFORMATION
                           ---------------------------

Item 23.            Exhibits
--------

                    (a)      (a)(1)     Articles of Incorporation dated June 16, 1982.
                                        (Incorporated by reference to Post-Effective Amendment No. 21 to this
                                        Registration Statement.)

                             (a)(2)     Articles Supplementary dated April 28, 1987.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(3)     Articles of Merger dated April 28, 1987.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(4)     Articles Supplementary dated February 20, 1991.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(5)     Articles of Transfer dated December 27, 1991.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(6)     Articles Supplementary dated February 7, 1992.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(7)     Articles of Amendment dated October 14, 1992.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(8)     Articles Supplementary for Managed Intermediate Government Fund dated
                                        January 18, 1993.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(9)     Articles Supplementary dated April 24, 1995.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (a)(10)    Articles Supplementary dated January 25, 1996.
                                        (Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment
                                        No. 21 to this Registration Statement.)

                             (a)(11)    Articles of Amendment dated June 12, 1997.
                                        (Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment
                                        No. 24 to this Registration Statement.)

                                 Part C - Page 2

                             (a)(12)    Articles Supplementary dated June 12, 1997.
                                        (Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment
                                        No. 24 to this Registration Statement.)

                             (a)(13)    Articles Supplementary dated August 11, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 28 to this
                                        Registration Statement.)

                             (a)(14)    Articles Supplementary dated February 12, 1999 are filed herein.

                    (b)      (b)(1)     By-laws as amended through October 24, 1996.
                                        (Incorporated by reference to Post-Effective Amendment No. 22 to this
                                        Registration Statement.)

                    (c)                 Not Applicable.

                    (d)      (d)(1)     Investment Management Agreement between the Registrant on behalf of Scudder
                                        Money Market Series (Formerly Known As Managed Cash Fund) and Scudder Kemper
                                        Investments, Inc. dated September 7, 1998 is filed herein.

                             (d)(2)     Investment Management Agreement between the Registrant on behalf of Scudder
                                        Tax Free Money Market and Scudder Kemper Investments, Inc. dated September
                                        7, 1998 is filed herein.

                             (d)(3)     Investment Management Agreement between the Registrant on behalf of Scudder
                                        Government Money Market Series and Scudder Kemper Investments, Inc.  dated
                                        September 7, 1998 is filed herein.

                    (e)      (e)(1)     Underwriting Agreement dated September 7, 1998 between the Registrant and
                                        Scudder Investor Services is filed herein.

                    (f)                 Not Applicable.

                    (g)      (g)(1)     Custodian Agreement with State Street London Limited dated November 13, 1985.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (g)(2)     Fee Schedule for Exhibit (g)(1).
                                        (Incorporated by reference to Exhibit 8(c)(v) to Post-Effective Amendment
                                        No. 20 filed on April 28, 1995.)

                             (g)(3)     Sub-Custodian Agreement with Bankers Trust Company (August 15, 1989).
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                             (g)(4)     Sub-Custodian Agreement with Irving Trust Company as amended February 6,
                                        1990.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                    (h)      (h)(1)     Transfer Agency Agreement dated January 1, 1990.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

                                 Part C - Page 3

                             (h)(2)     Fee schedule for Exhibit 8(b).
                                        (Incorporated by reference to Post-Effective Amendment No. 21 to this
                                        Registration Statement.)

                             (h)(3)     Scudder Service Corporation Fee Information for Services Provided under
                                        Transfer Agency and Service Agreement dated July 7, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 24 to this
                                        Registration Statement.)

                             (h)(4)     Fund Accounting Fee Schedule between the Registrant and Scudder Fund
                                        Accounting Corp. dated July 7, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 24 to this
                                        Registration Statement).

                    (i)                 Not Applicable.

                    (j)                 Consent of Independent Accountants to be filed by amendment.

                    (k)                 Not Applicable.

                    (l)                 Not Applicable.

                    (m)                 Not Applicable.

                    (n)                 Financial Data Schedule to be filed by amendment.

                    (o)                 Multi-Distribution Plan pursuant to Rule 18f-3.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to this
                                        Registration Statement.)

Power of attorney for Dr. Rosita Chang, Dr. J.D. Hammond, Richard M. Hunt, Edgar
R. Fiedler, Daniel Pierce and Peter B. Freeman are (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

Item 24.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred

                                 Part C - Page 4
                  or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of America o

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x

                                 Part C - Page 5

                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

                                 Part C - Page 6

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President and
         Two International Place           and Assistant Clerk                     Assistant Secretary
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Vice President
         345 Park Avenue                   Assistant Clerk
         New York, NY  10154

                                 Part C - Page 7

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage
                 Underwriter             Commissions       and Repurchases       Commissions     Other Compensation
                 -----------             -----------       ---------------       -----------     ------------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of the Custodian, the Transfer Agent, the Distributor or the Registrant. Documents required by paragraphs (b)(4), (5), (6), (7), (9), (10), and
                  (11) and (f) of Rule 31a-1 (the "Rule"), will be kept at the offices of the Registrant, 345 Park Avenue, New York, New York; certain documents required to be kept under paragraphs
                  (b)(1) and (b)(2)(iv) of the Rule will be kept at the offices of Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103; documents required to be kept under paragraph (d) of the Rule will be kept at the offices of Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103; and the remaining accounts, books and other documents required by the Rule will be kept at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29.          Management Services.
--------          --------------------

                  Not Applicable.

Item 30           Undertakings.
-------           -------------

                  Not Applicable.

                                 Part C - Page 8

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 1st day of March, 1999.

                                           SCUDDER FUND, INC.



                                           By  /s/ Thomas F. McDonough
                                               ---------------------------------
                                               Thomas F. McDonough,
                                               Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               March 1, 1999
                                            Officer)

/s/ Dr. Rosita Chang
--------------------------------------
Dr. Rosita Chang*                           Director                                     March 1, 1999

/s/ Dr. J.D. Hammond
--------------------------------------
Dr. J.D. Hammond*                           Director                                     March 1, 1999

/s/ Richard M. Hunt
--------------------------------------
Richard M. Hunt*                            Director                                     March 1, 1999

/s/ Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler*                           Director                                     March 1, 1999

/s/ Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Director                                     March 1, 1999

/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial               March 1, 1999
                                            Officer)


*By:     /s/ Thomas F. McDonough
         -----------------------------
         Thomas F. McDonough**

**       Attorney-in-fact pursuant to a power of
         attorney contained in the signature page of Post-Effective Amendment No. 25.

                                                              File No. 2-78122
                                                              File No. 811-3495








                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 30

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 26

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                               SCUDDER FUND, INC.

                               SCUDDER FUND, INC.

                                  EXHIBIT INDEX

                                     (a)(14)
                                     (d)(1)
                                     (d)(2)
                                     (d)(3)
                                     (e)(1)